                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

 -------------------------------------------------------------------------------

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

 -------------------------------------------------------------------------------

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.    TRS is, as of the date hereof, the Servicer under the Agreement.

3.    The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on December 15, 2006 and covers activity from October 26, 2006 through November 25, 2006.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

      IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of December 2006.

                                             AMERICAN EXPRESS TRAVEL RELATED
                                             SERVICES COMPANY, INC., as Servicer

                                             By: /s/ Stephen J. Bakonyi
                                                --------------------------------
                                             Name:   Stephen J. Bakonyi
                                             Title:  Vice President
                                                     ABS Operations

  I.  MONTHLY PERIOD TRUST ACTIVITY

  A.  TRUST ACTIVITY                                               Trust Totals

  Record Date                                                 November 30, 2006
  Number of days in period                                                   31
  Beginning Number of Accounts                                       23,702,510
  Beginning Principal Receivable Balance, including
  any additions or removals during the monthly period         31,621,636,813.89
      a. Addition of Principal Receivables                                 0.00
      b. Removal of Principal Receivables                                  0.00
  Special Funding Account Balance                                          0.00
  Beginning Total Principal Balance                           31,621,636,813.89
  Finance Charge Collections (excluding Recoveries)              562,849,016.56
  Recoveries                                                      20,114,968.66
  Total Collections of Finance Charge Receivables                582,963,985.22
  Total Collections of Principal Receivables                   7,777,522,781.50
  Monthly Payment Rate                                                 23.8022%
  Defaulted amount                                                82,505,336.01
  Annualized Default Rate                                               3.0336%
  Trust Portfolio Yield                                                18.6344%
  New Principal Receivables                                    8,261,263,635.75
  Ending Number of Accounts                                          23,719,680
  Ending Principal Receivables Balance                        32,022,872,332.13
  Ending Required Minimum Principal Balance                   21,581,900,000.00
  Ending Transferor Amount                                    11,852,872,332.13
  Ending Special Funding Account Balance                                   0.00
  Ending Total Principal Balance                              32,022,872,332.13

B.  SERIES ALLOCATIONS

              INVESTED AMOUNT      ADJUSTED       PRINCIPAL        SERIES           SERIES          SERIES           SERIES
                                   INVESTED        FUNDING        REQUIRED        ALLOCATION       ALLOCABLE        ALLOCABLE
                                    AMOUNT         ACCOUNT       TRANSFEROR       PERCENTAGE    FINANCE CHARGE     RECOVERIES
                                                   BALANCE         AMOUNT                         COLLECTIONS

   GROUP 1
   2004-3       600,000,000.00   600,000,000.00     0.00         42,000,000.00         2.97%     17,341,516.66      598,362.97
   2006-2       500,000,000.00   500,000,000.00     0.00         35,000,000.00         2.48%     14,451,263.89      498,635.81

   Group 1 Total               1,100,000,000.00     0.00         77,000,000.00         5.45%     31,792,780.55    1,096,998.78
   GROUP 2
   2001-5       500,000,000.00   500,000,000.00     0.00         35,000,000.00         2.48%     14,451,263.89      498,635.81
   2002-1       920,000,000.00   920,000,000.00     0.00         64,400,000.00         4.56%     26,590,325.55      917,489.89
   2002-2       940,000,000.00   940,000,000.00     0.00         65,800,000.00         4.66%     27,168,376.11      937,435.33
   2002-3       920,000,000.00   920,000,000.00     0.00         64,400,000.00         4.56%     26,590,325.55      917,489.89
   2002-5       600,000,000.00   600,000,000.00     0.00         42,000,000.00         2.97%     17,341,516.66      598,362.97
   2002-6       720,000,000.00   720,000,000.00     0.00         50,400,000.00         3.57%     20,809,820.00      718,035.57
   2003-1       920,000,000.00   920,000,000.00     0.00         64,400,000.00         4.56%     26,590,325.55      917,489.89
   2003-2     1,100,000,000.00 1,100,000,000.00     0.00         77,000,000.00         5.45%     31,792,780.55    1,096,998.79
   2003-3       750,000,000.00   750,000,000.00     0.00         52,500,000.00         3.72%     21,676,895.83      747,953.72
   2004-1       800,000,000.00   800,000,000.00     0.00         56,000,000.00         3.97%     23,122,022.22      797,817.30
   2004-2       400,000,000.00   400,000,000.00     0.00         28,000,000.00         1.98%     11,561,011.11      398,908.65
   2004-4     1,100,000,000.00 1,100,000,000.00     0.00         77,000,000.00         5.45%     31,792,780.55    1,096,998.79
   2004-5     1,000,000,000.00 1,000,000,000.00     0.00         70,000,000.00         4.96%     28,902,527.77      997,271.62
   2005-1       600,000,000.00   600,000,000.00     0.00         42,000,000.00         2.97%     17,341,516.66      598,362.97
   2005-2       600,000,000.00   600,000,000.00     0.00         42,000,000.00         2.97%     17,341,516.66      598,362.97
   2005-3       700,000,000.00   700,000,000.00     0.00         49,000,000.00         3.47%     20,231,769.44      698,090.14
   2005-4       500,000,000.00   500,000,000.00     0.00         35,000,000.00         2.48%     14,451,263.89      498,635.81
   2005-5     1,100,000,000.00 1,100,000,000.00     0.00         77,000,000.00         5.45%     31,792,780.55    1,096,998.79
   2005-6       700,000,000.00   700,000,000.00     0.00         49,000,000.00         3.47%     20,231,769.44      698,090.14
   2005-7       700,000,000.00   700,000,000.00     0.00         49,000,000.00         3.47%     20,231,769.44      698,090.14
   2005-8       500,000,000.00   500,000,000.00     0.00         35,000,000.00         2.48%     14,451,263.89      498,635.81
   2006-1     1,000,000,000.00 1,000,000,000.00     0.00         70,000,000.00         4.96%     28,902,527.77      997,271.62
   2006-3       600,000,000.00   600,000,000.00     0.00         42,000,000.00         2.97%     17,341,516.66      598,362.97
   2006-A       700,000,000.00   700,000,000.00     0.00         49,000,000.00         3.47%     20,231,769.44      698,090.14
   2006-B       700,000,000.00   700,000,000.00     0.00         49,000,000.00         3.47%     20,231,769.44      698,090.14

   Group 2 Total              19,070,000,000.00     0.00      1,334,900,000.00        94.55%    551,171,204.62   19,017,969.86

   Trust Total                20,170,000,000.00     0.00      1,411,900,000.00       100.00%    582,963,985.17   20,114,968.64

                       SERIES            SERIES
                      ALLOCABLE         ALLOCABLE
                      PRINCIPAL         DEFAULTED
                     COLLECTIONS         AMOUNT

   GROUP 1
   2004-3           231,359,130.83    2,454,298.54
   2006-2           192,799,275.69    2,045,248.79

   Group 1 Total    424,158,406.52    4,499,547.33
   GROUP 2
   2001-5           192,799,275.69    2,045,248.79
   2002-1           354,750,667.28    3,763,257.77
   2002-2           362,462,638.30    3,845,067.72
   2002-3           354,750,667.28    3,763,257.77
   2002-5           231,359,130.83    2,454,298.54
   2002-6           277,630,957.00    2,945,158.25
   2003-1           354,750,667.28    3,763,257.77
   2003-2           424,158,406.53    4,499,547.33
   2003-3           289,198,913.54    3,067,873.18
   2004-1           308,478,841.11    3,272,398.06
   2004-2           154,239,420.56    1,636,199.03
   2004-4           424,158,406.53    4,499,547.33
   2004-5           385,598,551.39    4,090,497.57
   2005-1           231,359,130.83    2,454,298.54
   2005-2           231,359,130.83    2,454,298.54
   2005-3           269,918,985.97    2,863,348.30
   2005-4           192,799,275.69    2,045,248.79
   2005-5           424,158,406.53    4,499,547.33
   2005-6           269,918,985.97    2,863,348.30
   2005-7           269,918,985.97    2,863,348.30
   2005-8           192,799,275.69    2,045,248.79
   2006-1           385,598,551.39    4,090,497.57
   2006-3           231,359,130.83    2,454,298.54
   2006-A           269,918,985.97    2,863,348.30
   2006-B           269,918,985.97    2,863,348.30

   Group 2 Total  7,353,364,374.96   78,005,788.71

   Trust Total    7,777,522,781.48   82,505,336.04

C.  GROUP ALLOCATIONS

                     INVESTED AMOUNT     INVESTOR        INVESTOR        INVESTOR        INVESTOR      INVESTOR        TOTAL
                                          FINANCE         MONTHLY         DEFAULT         MONTHLY     ADDITIONAL
                                          CHARGE         INTEREST         AMOUNT           FEES         AMOUNTS
                                        COLLECTIONS

   GROUP 1
   2004-3              600,000,000.00   11,061,362.61    2,237,600.00    1,565,485.11    1,000,000.00        0.00    4,803,085.11
   2006-2              500,000,000.00    9,217,802.18    2,242,500.00    1,304,570.93      833,333.33        0.00    4,380,404.26

   Group 1 Total     1,100,000,000.00   20,279,164.79    4,480,100.00    2,870,056.04    1,833,333.33        0.00    9,183,489.37

   GROUP 2
   2001-5              500,000,000.00    9,217,802.18    2,313,333.33    1,304,570.93      833,333.34        0.00    4,451,237.60
   2002-1              920,000,000.00   16,977,048.00    4,209,191.67    2,400,410.51    1,533,333.34        0.00    8,142,935.52
   2002-2              940,000,000.00   17,329,468.09    4,300,069.17    2,452,593.34    1,566,666.66        0.00    8,319,329.17
   2002-3              920,000,000.00   16,960,756.00    4,207,965.00    2,400,410.51    1,533,333.34        0.00    8,141,708.85
   2002-5              600,000,000.00   11,061,362.61    2,771,875.00    1,565,485.11    1,000,000.00        0.00    5,337,360.11
   2002-6              720,000,000.00   13,273,635.13    3,311,400.00    1,878,582.13    1,200,000.00        0.00    6,389,982.13
   2003-1              920,000,000.00   16,960,756.00    4,209,191.67    2,400,410.51    1,533,333.34        0.00    8,142,935.52
   2003-2            1,100,000,000.00   20,279,164.78    5,030,529.17    2,870,056.04    1,833,333.34        0.00    9,733,918.55
   2003-3              750,000,000.00   13,826,703.26    3,428,906.25    1,956,856.39    1,250,000.00        0.00    6,635,762.64
   2004-1              800,000,000.00   14,748,483.48    3,636,700.00    2,087,313.48    1,333,333.33        0.00    7,057,346.81
   2004-2              400,000,000.00    7,374,241.74    1,850,000.00    1,043,656.74      666,666.67        0.00    3,560,323.41
   2004-4            1,100,000,000.00   20,279,164.78    5,003,579.17    2,870,056.04    1,833,333.33        0.00    9,706,968.54
   2004-5            1,000,000,000.00   18,435,604.35    4,546,083.33    2,609,141.85    1,666,666.67        0.00    8,821,891.85
   2005-1              600,000,000.00   11,061,362.61    2,691,875.00    1,565,485.11    1,000,000.00        0.00    5,257,360.11
   2005-2              600,000,000.00   11,061,362.61    2,734,300.00    1,565,485.11    1,000,000.00        0.00    5,299,785.11
   2005-3              700,000,000.00   12,904,923.04    3,122,583.33    1,826,399.30    1,166,666.67        0.00    6,115,649.30
   2005-4              500,000,000.00    9,217,802.18    2,264,583.33    1,304,570.93      833,333.33        0.00    4,402,487.59
   2005-5            1,100,000,000.00   20,279,164.78    4,946,058.33    2,870,056.04    1,833,333.33        0.00    9,649,447.70
   2005-6              700,000,000.00   12,904,923.04    3,122,583.33    1,826,399.30    1,166,666.67        0.00    6,115,649.30
   2005-7              700,000,000.00   12,904,923.04    3,170,766.67    1,826,399.30    1,166,666.67        0.00    6,163,832.64
   2005-8              500,000,000.00    9,217,802.18    2,244,791.67    1,304,570.93      833,333.33        0.00    4,382,695.93
   2006-1            1,000,000,000.00   18,435,604.35    4,483,958.33    2,609,141.85    1,666,666.67        0.00    8,759,766.85
   2006-3              600,000,000.00   11,061,362.61    2,685,450.00    1,565,485.11    1,000,000.00        0.00    5,250,935.11
   2006-A              700,000,000.00   12,904,923.04    3,115,350.00    1,826,399.30    1,166,666.67        0.00    6,108,415.97
   2006-B              700,000,000.00   12,904,923.04    3,144,604.17    1,826,399.30    1,166,666.67        0.00    6,137,670.14

   Group 2 Total    19,070,000,000.00  351,583,266.92   86,545,727.92   49,756,335.16   31,783,333.37        0.00  168,085,396.45


                    Group Investor Finance Charge                      Reallocable Investor Finance
                              Collections            Group Expenses         Charge Collections
   Group 1                   20,279,164.79             9,183,489.37            11,095,675.42
   Group 2                  351,566,974.92            168,085,396.45           183,481,578.47


                      REALLOCATED      INVESTMENT   AVAILABLE EXCESS
                       INVESTOR          FUNDING
                        FINANCE          ACCOUNT
                         CHARGE          PROCEEDS
                      COLLECTIONS
   GROUP 1
   2004-3              10,855,271.70           0.00     6,052,186.59
   2006-2               9,423,893.09           0.00     5,043,488.83

   Group 1 Total       20,279,164.79           0.00    11,095,675.42

   GROUP 2
   2001-5               9,261,976.42           0.00     4,810,738.82
   2002-1              16,994,694.94           0.00     8,868,051.42
   2002-2              17,363,518.15           0.00     9,044,188.98
   2002-3              16,993,468.27           0.00     8,851,759.42
   2002-5              11,110,246.69           0.00     5,772,886.58
   2002-6              13,317,446.03           0.00     6,927,463.90
   2003-1              16,994,694.94           0.00     8,851,759.42
   2003-2              20,317,543.95           0.00    10,583,625.40
   2003-3              13,851,870.87           0.00     7,216,108.23
   2004-1              14,754,528.92           0.00     7,697,182.11
   2004-2               7,408,914.46           0.00     3,848,591.05
   2004-4              20,290,593.94           0.00    10,583,625.40
   2004-5              18,443,369.48           0.00     9,621,477.63
   2005-1              11,030,246.69           0.00     5,772,886.58
   2005-2              11,072,671.69           0.00     5,772,886.58
   2005-3              12,850,683.64           0.00     6,735,034.34
   2005-4               9,213,226.41           0.00     4,810,738.82
   2005-5              20,233,073.10           0.00    10,583,625.40
   2005-6              12,850,683.64           0.00     6,735,034.34
   2005-7              12,898,866.98           0.00     6,735,034.34
   2005-8               9,193,434.75           0.00     4,810,738.82
   2006-1              18,381,244.48           0.00     9,621,477.63
   2006-3              11,023,821.69           0.00     5,772,886.58
   2006-A              12,843,450.31           0.00     6,735,034.34
   2006-B              12,872,704.48           0.00     6,735,034.34

   Group 2 Total      351,566,974.92           0.00   183,497,870.47


                    Group Investor Finance Charge                      Reallocable Investor Finance
                              Collections            Group Expenses         Charge Collections
   Group 1                   20,279,164.79             9,183,489.37            11,095,675.42
   Group 2                  351,566,974.92            168,085,396.45           183,481,578.47

D. TRUST PERFORMANCE

  Delinquencies:

  31-60 Days Delinquent:                                            323,119,724
  61-90 Days Delinquent:                                            189,415,770
  90+ Days Delinquent:                                              314,947,185
  Total 30+ Days Delinquent:                                        827,482,680

SERIES 2001-5 CERTIFICATES

                                                                           TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                 783,877,957.71     500,000,000.00        283,877,957.71
   Beginning Adjusted Invested Amount                               N/A     500,000,000.00                   N/A
   Floating Allocation Percentage                                   N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                  N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                14,451,263.89       9,217,802.18          5,233,461.71
   Collections of Principal Receivables                  192,799,275.69     122,977,865.24         69,821,410.45
   Defaulted Amount                                        2,045,248.79       1,304,570.93            740,677.86

   Ending Invested / Transferor Amounts                  793,824,301.74     500,000,000.00        293,824,301.74

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                       CLASS A            CLASS B   COLLATERAL INTEREST               TOTAL
   --------------------------------------                       -------            -------   -------------------               -----
   Principal Funding Account                                       0.00               0.00                  0.00                0.00
   Investment Proceeds for Monthly Period                          0.00               0.00                  0.00                0.00
   Reserve Account Opening Balance                                 0.00               0.00                  0.00                0.00
   Reserve Account Deposit                                         0.00               0.00                  0.00                0.00
   Reserve Draw Amount                                             0.00               0.00                  0.00                0.00
   Reserve Account Surplus                                         0.00               0.00                  0.00                0.00
   Reserve Account Closing Balance                                 0.00               0.00                  0.00                0.00

   LIBOR Determination Date                           November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                 5.5000%            5.7700%               5.8200%
   Monthly Interest Due                                    1,890,625.00         192,333.33            230,375.00        2,313,333.33
   Outstanding Monthly Interest Due                                0.00               0.00                  0.00                0.00
   Additional Interest Due                                         0.00               0.00                  0.00                0.00
   Total Interest Due                                      1,890,625.00         192,333.33            230,375.00        2,313,333.33
   Investor Default Amount                                 1,076,271.02         104,365.67            123,934.24        1,304,570.93
   Investor Monthly Fees Due                                 687,500.00          66,666.67             79,166.67          833,333.34
   Investor Additional Amounts Due                                 0.00               0.00                  0.00                0.00
   Total Due                                               3,654,396.02         363,365.67            433,475.91        4,451,237.60

   Reallocated Investor Finance Charge Collections                                                                      9,261,976.42
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.7384%
   Base Rate                                                                                                                 7.6569%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                 CLASS A            CLASS B   COLLATERAL INTEREST               TOTAL
   --------------------------------------------                 -------            -------   -------------------               -----
   Beginning Certificates Balance                        412,500,000.00      40,000,000.00         47,500,000.00      500,000,000.00
   Interest Distributions                                  1,890,625.00         192,333.33            230,375.00        2,313,333.33
   Principal Deposits - Prin. Funding Account                      0.00               0.00                  0.00                0.00
   Principal Distributions                                         0.00               0.00                  0.00                0.00
   Total Distributions                                     1,890,625.00         192,333.33            230,375.00        2,313,333.33
   Ending Certificates Balance                           412,500,000.00      40,000,000.00         47,500,000.00      500,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                                   $4.58

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                                $4.58

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                                   $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                        $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                       $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                       $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                                   $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                       $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                              $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                               $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                               $4.81

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                                $4.81

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                                    $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                             $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                       $0.00

G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                                                 $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                       $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                                    $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                                   $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                                               $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                              $230,375.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                             $230,375.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                                $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                                  $0.00

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                           $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                                    $0.00


J.    Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                                    $7,641,130.55

           a.  Class A Monthly Interest:                                                                               $1,890,625.00
           b.  Class A Outstanding Monthly Interest:                                                                           $0.00
           c.  Class A Additional Interest:                                                                                    $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                           $1,076,271.02
           e.  Excess Spread:                                                                                          $4,674,234.53

      2.   Class B Available Funds:                                                                                      $740,958.11

           a.  Class B Monthly Interest:                                                                                 $192,333.33
           b.  Class B Outstanding Monthly Interest:                                                                           $0.00
           c.  Class B Additional Interest:                                                                                    $0.00
           d.  Excess Spread:                                                                                            $548,624.78

      3.   Collateral Available Funds:                                                                                   $879,887.76

           a.  Excess Spread:                                                                                            $879,887.76

      4.   Total Excess Spread:                                                                                        $6,102,747.07

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                                 63.7854%

      2.   Series 2001-5 Allocable Principal
           Collections:                                                                                              $192,799,275.69

      3.   Principal Allocation Percentage of
           Series 2001-5 Allocable Principal
           Collections:                                                                                              $122,977,865.24

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                               $0.00

      5.   Item 3 minus item 4:                                                                                      $122,977,865.24

      6.   Shared Principal Collections from other
           Series allocated to Series 2001-5:                                                                                  $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                                $1,304,570.93

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                                   $124,282,436.17

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                                $47,500,000.00

      2.   Required Collateral Invested Amount:                                                                       $47,500,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                           $0.00

      4.   Treated as Shared Principal Collections:                                                                  $124,282,436.17

M.    Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                          $0.00

      2.   Excess of Collateral Invested Amount                                                                                $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                             $0.00

      4.   Treated as Shared Principal Collections:                                                                            $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2001-5.

      1.   Excess Spread:                                                                                              $6,102,747.07
      2.   Excess Finance Charge Collections:                                                                                  $0.00
      3.   Applied to fund Class A Required Amount:                                                                            $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                                 $0.00
      5.   Applied to fund Class B overdue Interest:                                                                           $0.00
      6.   Applied to fund Class B Required Amount:                                                                      $104,365.67
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                         $0.00
      8.   Applied to Collateral Monthly Interest:                                                                       $230,375.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                                      $833,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                              $123,934.24
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                         $0.00
      12.  Deposited to Reserve Account:                                                                                       $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                         $0.00
      14.  Balance:                                                                                                    $4,810,738.82


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                       7.6569%
           b.  Prior Monthly Period:                                                                                         7.6569%
           c.  Second Prior Monthly Period:                                                                                  7.6016%
      2.   Three Month Average Base Rate:                                                                                    7.6385%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                      18.7384%
           b.  Prior Monthly Period:                                                                                        20.0136%
           c.  Second Prior Monthly Period:                                                                                 19.4819%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                             19.4113%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                        Yes

SERIES 2002-1 CERTIFICATES

                                                                            TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS          INTEREST  TRANSFERORS INTEREST
   ----------------------------------                 ------------------    --------------  --------------------
   Beginning Invested /Transferor Amount                1,442,335,442.18     920,000,000.00       522,335,442.18
   Beginning Adjusted Invested Amount                                N/A     920,000,000.00                  N/A
   Floating Allocation Percentage                                    N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                   N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                 26,590,325.55      16,977,048.00         9,629,569.55
   Collections of Principal Receivables                   354,750,667.28     226,279,272.04       128,471,395.24
   Defaulted Amount                                         3,763,257.77       2,400,410.51         1,362,847.26

   Ending Invested / Transferor Amounts                 1,460,636,715.20     920,000,000.00       540,636,715.20

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------                        -------            -------  -------------------              -----
   Principal Funding Account                                        0.00               0.00                 0.00               0.00
   Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
   Reserve Account Opening Balance                          3,795,000.00               0.00                 0.00       3,795,000.00
   Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
   Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
   Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
   Reserve Account Closing Balance                          3,795,000.00               0.00                 0.00       3,795,000.00

   LIBOR Determination Date                            November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4300%            5.7200%              5.8200%
   Monthly Interest Due                                     3,434,475.00         350,826.67           423,890.00       4,209,191.67
   Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
   Additional Interest Due                                          0.00               0.00                 0.00               0.00
   Total Interest Due                                       3,434,475.00         350,826.67           423,890.00       4,209,191.67
   Investor Default Amount                                  1,980,338.67         192,032.84           228,039.00       2,400,410.51
   Investor Monthly Fees Due                                1,265,000.00         122,666.67           145,666.67       1,533,333.34
   Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
   Total Due                                                6,679,813.67         665,526.18           797,595.67       8,142,935.52

   Reallocated Investor Finance Charge Collections                                                                    16,994,694.94
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                            16,292.00
   Series Adjusted Portfolio Yield                                                                                         18.6987%
   Base Rate                                                                                                                7.5943%
   Excess Spread Percentage                                                                                                11.5670%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------------                  -------            -------  -------------------              -----
   Beginning Certificates Balance                         759,000,000.00      73,600,000.00        87,400,000.00     920,000,000.00
   Interest Distributions                                   3,434,475.00         350,826.67           423,890.00       4,209,191.67
   Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
   Principal Distributions                                          0.00               0.00                 0.00               0.00
   Total Distributions                                      3,434,475.00         350,826.67           423,890.00       4,209,191.67
   Ending Certificates Balance                            759,000,000.00      73,600,000.00        87,400,000.00     920,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                                  $4.53

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                               $4.53

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                                  $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                       $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                      $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                      $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                                  $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                      $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                             $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                              $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                              $4.77

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                               $4.77

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                                   $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                            $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                      $0.00

G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                                                $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
                                                                                                                              $0.00
           certificate principal amount:
      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                                   $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                                  $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                                              $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                             $423,890.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                            $423,890.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                               $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                            $0.00
           on the Collateral Invested Amount:

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                          $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                                   $0.00


J.    Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                                  $14,034,064.23

           a.  Class A Monthly Interest:                                                                              $3,434,475.00
           b.  Class A Outstanding Monthly Interest:                                                                          $0.00
           c.  Class A Additional Interest:                                                                                   $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                          $1,980,338.67
           e.  Excess Spread:                                                                                         $8,619,250.56

      2.   Class B Available Funds:                                                                                   $1,360,878.96

           a.  Class B Monthly Interest:                                                                                $350,826.67
           b.  Class B Outstanding Monthly Interest:                                                                          $0.00
           c.  Class B Additional Interest:                                                                                   $0.00
           d.  Excess Spread:                                                                                         $1,010,052.29

      3.   Collateral Available Funds:                                                                                $1,616,043.76

           a.  Excess Spread:                                                                                         $1,616,043.76

      4.   Total Excess Spread:                                                                                      $11,245,346.61

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                                63.7854%

      2.   Series 2002-1 Allocable Principal
           Collections:                                                                                             $354,750,667.28

      3.   Principal Allocation Percentage of
           Series 2002-1 Allocable Principal
           Collections:                                                                                             $226,279,272.04

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                              $0.00

      5.   Item 3 minus item 4:                                                                                     $226,279,272.04

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-1:                                                                                 $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                               $2,400,410.51

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                                  $228,679,682.55

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                               $87,400,000.00

      2.   Required Collateral Invested Amount:                                                                      $87,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                          $0.00

      4.   Treated as Shared Principal Collections:                                                                 $228,679,682.55

M.    Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                         $0.00

      2.   Excess of Collateral Invested Amount                                                                               $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                            $0.00

      4.   Treated as Shared Principal Collections:                                                                           $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-1.

      1.   Excess Spread:                                                                                            $11,245,346.61
      2.   Excess Finance Charge Collections:                                                                                 $0.00
      3.   Applied to fund Class A Required Amount:                                                                           $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                                $0.00
      5.   Applied to fund Class B overdue Interest:                                                                          $0.00
      6.   Applied to fund Class B Required Amount:                                                                     $192,032.84
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                        $0.00
      8.   Applied to Collateral Monthly Interest:                                                                      $423,890.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                                   $1,533,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                             $228,039.00
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                        $0.00
      12.  Deposited to Reserve Account:                                                                                      $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                        $0.00
      14.  Balance:                                                                                                   $8,868,051.43


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                      7.5943%
           b.  Prior Monthly Period:                                                                                        7.5943%
           c.  Second Prior Monthly Period:                                                                                 7.5390%
      2.   Three Month Average Base Rate:                                                                                   7.5759%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                     18.6987%
           b.  Prior Monthly Period:                                                                                       19.9510%
           c.  Second Prior Monthly Period:                                                                                19.4193%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                            19.3563%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                       Yes

SERIES 2002-2 CERTIFICATES

                                                                            TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                 ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                1,473,690,560.49     940,000,000.00        533,690,560.49
   Beginning Adjusted Invested Amount                                N/A     940,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 27,168,376.11      17,329,468.09          9,838,908.02
   Collections of Principal Receivables                   362,462,638.30     231,198,386.65        131,264,251.65
   Defaulted Amount                                         3,845,067.72       2,452,593.34          1,392,474.38

   Ending Invested / Transferor Amounts                 1,492,389,687.27     940,000,000.00        552,389,687.27

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A            CLASS B   COLLATERAL INTEREST              TOTAL
   --------------------------------------                        -------            -------   -------------------              -----
   Principal Funding Account                                        0.00               0.00                  0.00               0.00
   Investment Proceeds for Monthly Period                           0.00               0.00                  0.00               0.00
   Reserve Account Opening Balance                                  0.00               0.00                  0.00               0.00
   Reserve Account Deposit                                          0.00               0.00                  0.00               0.00
   Reserve Draw Amount                                              0.00               0.00                  0.00               0.00
   Reserve Account Surplus                                          0.00               0.00                  0.00               0.00
   Reserve Account Closing Balance                                  0.00               0.00                  0.00               0.00

   LIBOR Determination Date                            November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4300%            5.7100%               5.8200%
   Monthly Interest Due                                     3,509,137.50         357,826.67            433,105.00       4,300,069.17
   Outstanding Monthly Interest Due                                 0.00               0.00                  0.00               0.00
   Additional Interest Due                                          0.00               0.00                  0.00               0.00
   Total Interest Due                                       3,509,137.50         357,826.67            433,105.00       4,300,069.17
   Investor Default Amount                                  2,023,389.51         196,207.47            232,996.37       2,452,593.34
   Investor Monthly Fees Due                                1,292,500.00         125,333.33            148,833.33       1,566,666.66
   Investor Additional Amounts Due                                  0.00               0.00                  0.00               0.00
   Total Due                                                6,825,027.01         679,367.47            814,934.70       8,319,329.18

   Reallocated Investor Finance Charge Collections                                                                     17,363,518.15
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6770%
   Base Rate                                                                                                                 7.5935%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A            CLASS B   COLLATERAL INTEREST              TOTAL
   --------------------------------------------                  -------            -------   -------------------              -----
   Beginning Certificates Balance                         775,500,000.00      75,200,000.00         89,300,000.00     940,000,000.00
   Interest Distributions                                   3,509,137.50         357,826.67            433,105.00       4,300,069.17
   Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00               0.00
   Principal Distributions                                          0.00               0.00                  0.00               0.00
   Total Distributions                                      3,509,137.50         357,826.67            433,105.00       4,300,069.17
   Ending Certificates Balance                            775,500,000.00      75,200,000.00         89,300,000.00     940,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                                 $4.53

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                              $4.53

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                                 $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                      $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                     $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                     $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                                 $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                     $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                       $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                             $4.76

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                              $4.76

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                                  $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                           $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                     $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                       $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                     $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                                  $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                                 $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                       $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                            $433,105.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                           $433,105.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                              $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                                $0.00


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                         $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                                  $0.00

  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                                 $14,324,902.47

           a.  Class A Monthly Interest:                                                                             $3,509,137.50
           b.  Class A Outstanding Monthly Interest:                                                                         $0.00
           c.  Class A Additional Interest:                                                                                  $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                         $2,023,389.51
           e.  Excess Spread:                                                                                        $8,792,375.46

      2.   Class B Available Funds:                                                                                  $1,389,081.45

           a.  Class B Monthly Interest:                                                                               $357,826.67
           b.  Class B Outstanding Monthly Interest:                                                                         $0.00
           c.  Class B Additional Interest:                                                                                  $0.00
           d.  Excess Spread:                                                                                        $1,031,254.78

      3.   Collateral Available Funds:                                                                               $1,649,534.22

           a.  Excess Spread:                                                                                        $1,649,534.22

      4.   Total Excess Spread:                                                                                     $11,473,164.46

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                               63.7854%

      2.   Series 2002-2 Allocable Principal
           Collections:                                                                                            $362,462,638.30

      3.   Principal Allocation Percentage of
           Series 2002-2 Allocable Principal
           Collections:                                                                                            $231,198,386.65

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                             $0.00

      5.   Item 3 minus item 4:                                                                                    $231,198,386.65

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-2:                                                                                $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                              $2,452,593.35

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                                 $233,650,980.00


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                              $89,300,000.00

      2.   Required Collateral Invested Amount:                                                                     $89,300,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                         $0.00

      4.   Treated as Shared Principal Collections:                                                                $233,650,980.00

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                        $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                         $0.00

      3.   Principal Distribution:                                                                                           $0.00

      4.   Treated as Shared Principal Collections:                                                                          $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-2.

      1.   Excess Spread:                                                                                           $11,473,164.46
      2.   Excess Finance Charge Collections:                                                                                $0.00
      3.   Applied to fund Class A Required Amount:                                                                          $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                               $0.00
      5.   Applied to fund Class B overdue Interest:                                                                         $0.00
      6.   Applied to fund Class B Required Amount:                                                                    $196,207.47
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                       $0.00
      8.   Applied to Collateral Monthly Interest:                                                                     $433,105.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                                  $1,566,666.66
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                            $232,996.37
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                       $0.00
      12.  Deposited to Reserve Account:                                                                                     $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                       $0.00
      14.  Balance:                                                                                                  $9,044,188.96


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                     7.5935%
           b.  Prior Monthly Period:                                                                                       7.5935%
           c.  Second Prior Monthly Period:                                                                                7.5382%

      2.   Three Month Average Base Rate:                                                                                  7.5750%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                    18.6770%
           b.  Prior Monthly Period:                                                                                      19.9502%
           c.  Second Prior Monthly Period:                                                                               19.4185%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                           19.3486%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                      Yes

SERIES 2002-3 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS         INTEREST   TRANSFERORS INTEREST
   ----------------------------------                   ------------------   --------------   --------------------
   Beginning Invested /Transferor Amount                1,442,335,442.18      920,000,000.00        522,335,442.18
   Beginning Adjusted Invested Amount                                N/A      920,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A            63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A            63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 26,590,325.55       16,960,756.00          9,629,569.55
   Collections of Principal Receivables                   354,750,667.28      226,279,272.04        128,471,395.24
   Defaulted Amount                                         3,763,257.77        2,400,410.51          1,362,847.26

   Ending Invested / Transferor Amounts                 1,460,636,715.20      920,000,000.00        540,636,715.20

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------             -------   -------------------             -----
   Principal Funding Account                                        0.00                0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                           0.00                0.00                  0.00              0.00
   Reserve Account Opening Balance                                  0.00                0.00                  0.00              0.00
   Reserve Account Deposit                                          0.00                0.00                  0.00              0.00
   Reserve Draw Amount                                              0.00                0.00                  0.00              0.00
   Reserve Account Surplus                                          0.00                0.00                  0.00              0.00
   Reserve Account Closing Balance                                  0.00                0.00                  0.00              0.00

   LIBOR Determination Date                            November 13, 2006   November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4300%             5.7000%               5.8200%
   Monthly Interest Due                                     3,434,475.00          349,600.00            423,890.00      4,207,965.00
   Outstanding Monthly Interest Due                                 0.00                0.00                  0.00              0.00
   Additional Interest Due                                          0.00                0.00                  0.00              0.00
   Total Interest Due                                       3,434,475.00          349,600.00            423,890.00      4,207,965.00
   Investor Default Amount                                  1,980,338.67          192,032.84            228,039.00      2,400,410.51
   Investor Monthly Fees Due                                1,265,000.00          122,666.67            145,666.67      1,533,333.34
   Investor Additional Amounts Due                                  0.00                0.00                  0.00              0.00
   Total Due                                                6,679,813.67          664,299.51            797,595.67      8,141,708.85

   Reallocated Investor Finance Charge Collections                                                                     16,993,468.27
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6762%
   Base Rate                                                                                                                 7.5927%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------             -------   -------------------             -----
   Beginning Certificates Balance                         759,000,000.00       73,600,000.00         87,400,000.00    920,000,000.00
   Interest Distributions                                   3,434,475.00          349,600.00            423,890.00      4,207,965.00
   Principal Deposits - Prin. Funding Account                       0.00                0.00                  0.00              0.00
   Principal Distributions                                          0.00                0.00                  0.00              0.00
   Total Distributions                                      3,434,475.00          349,600.00            423,890.00      4,207,965.00
   Ending Certificates Balance                            759,000,000.00       73,600,000.00         87,400,000.00    920,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                       $4.53

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                    $4.53

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                       $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                            $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                           $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                           $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                       $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                           $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                  $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                             $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                   $4.75

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                    $4.75

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                        $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                 $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                           $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                             $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                           $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                        $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                       $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                             $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                  $423,890.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                 $423,890.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                    $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                      $0.00


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                               $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                        $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                       $14,019,611.32

           a.  Class A Monthly Interest:                                                                   $3,434,475.00
           b.  Class A Outstanding Monthly Interest:                                                               $0.00
           c.  Class A Additional Interest:                                                                        $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                               $1,980,338.67
           e.  Excess Spread:                                                                              $8,604,797.65

      2.   Class B Available Funds:                                                                        $1,359,477.46

           a.  Class B Monthly Interest:                                                                     $349,600.00
           b.  Class B Outstanding Monthly Interest:                                                               $0.00
           c.  Class B Additional Interest:                                                                        $0.00
           d.  Excess Spread:                                                                              $1,009,877.46

      3.   Collateral Available Funds:                                                                     $1,614,379.49

           a.  Excess Spread:                                                                              $1,614,379.49

      4.   Total Excess Spread:                                                                           $11,229,054.60

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                     63.7854%

      2.   Series 2002-3 Allocable Principal
           Collections:                                                                                  $354,750,667.28

      3.   Principal Allocation Percentage of
           Series 2002-3 Allocable Principal
           Collections:                                                                                  $226,279,272.04

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                   $0.00

      5.   Item 3 minus item 4:                                                                          $226,279,272.04

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-3:                                                                      $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                    $2,400,410.51

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                       $228,679,682.55


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                    $87,400,000.00

      2.   Required Collateral Invested Amount:                                                           $87,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                               $0.00

      4.   Treated as Shared Principal Collections:                                                      $228,679,682.55

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                              $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                               $0.00

      3.   Principal Distribution:                                                                                 $0.00

      4.   Treated as Shared Principal Collections:                                                                $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-3.

      1.   Excess Spread:                                                                                 $11,229,054.60
      2.   Excess Finance Charge Collections:                                                                      $0.00
      3.   Applied to fund Class A Required Amount:                                                                $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                     $0.00
      5.   Applied to fund Class B overdue Interest:                                                               $0.00
      6.   Applied to fund Class B Required Amount:                                                          $192,032.84
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                             $0.00
      8.   Applied to Collateral Monthly Interest:                                                           $423,890.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                        $1,533,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                  $228,039.00
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                             $0.00
      12.  Deposited to Reserve Account:                                                                           $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                             $0.00
      14.  Balance:                                                                                        $8,851,759.42


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                           7.5927%
           b.  Prior Monthly Period:                                                                             7.5927%
           c.  Second Prior Monthly Period:                                                                      7.5374%

      2.   Three Month Average Base Rate:                                                                        7.5742%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                          18.6762%
           b.  Prior Monthly Period:                                                                            19.9494%
           c.  Second Prior Monthly Period:                                                                     19.4177%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                 19.3478%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                            Yes

SERIES 2002-5 CERTIFICATES

                                                                              TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                     SERIES ALLOCATIONS        INTEREST   TRANSFERORS INTEREST
   ----------------------------------                     ------------------  --------------   --------------------
   Beginning Invested /Transferor Amount                  940,653,549.25      600,000,000.00        340,653,549.25
   Beginning Adjusted Invested Amount                                N/A      600,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A            63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A            63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 17,341,516.66       11,061,362.61          6,280,154.05
   Collections of Principal Receivables                   231,359,130.83      147,573,438.29         83,785,692.54
   Defaulted Amount                                         2,454,298.54        1,565,485.11            888,813.43

   Ending Invested / Transferor Amounts                   952,589,162.09      600,000,000.00        352,589,162.09

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------             -------   -------------------             -----
   Principal Funding Account                                        0.00                0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                           0.00                0.00                  0.00              0.00
   Reserve Account Opening Balance                                  0.00                0.00                  0.00              0.00
   Reserve Account Deposit                                          0.00                0.00                  0.00              0.00
   Reserve Draw Amount                                              0.00                0.00                  0.00              0.00
   Reserve Account Surplus                                          0.00                0.00                  0.00              0.00
   Reserve Account Closing Balance                                  0.00                0.00                  0.00              0.00

   LIBOR Determination Date                            November 13, 2006   November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4900%             5.7700%               5.8200%
   Monthly Interest Due                                     2,264,625.00          230,800.00            276,450.00      2,771,875.00
   Outstanding Monthly Interest Due                                 0.00                0.00                  0.00              0.00
   Additional Interest Due                                          0.00                0.00                  0.00              0.00
   Total Interest Due                                       2,264,625.00          230,800.00            276,450.00      2,771,875.00
   Investor Default Amount                                  1,291,525.22          125,238.81            148,721.09      1,565,485.11
   Investor Monthly Fees Due                                  825,000.00           80,000.00             95,000.00      1,000,000.00
   Investor Additional Amounts Due                                  0.00                0.00                  0.00              0.00
   Total Due                                                4,381,150.22          436,038.81            520,171.09      5,337,360.12

   Reallocated Investor Finance Charge Collections                                                                     11,110,246.69
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.7303%
   Base Rate                                                                                                                 7.6485%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------             -------   -------------------             -----
   Beginning Certificates Balance                         495,000,000.00       48,000,000.00         57,000,000.00    600,000,000.00
   Interest Distributions                                   2,264,625.00          230,800.00            276,450.00      2,771,875.00
   Principal Deposits - Prin. Funding Account                       0.00                0.00                  0.00              0.00
   Principal Distributions                                          0.00                0.00                  0.00              0.00
   Total Distributions                                      2,264,625.00          230,800.00            276,450.00      2,771,875.00
   Ending Certificates Balance                            495,000,000.00       48,000,000.00         57,000,000.00    600,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.58

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.58

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.81

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.81

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                 $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                      $276,450.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $276,450.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                          $0.00


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                            $9,165,953.52

           a.  Class A Monthly Interest:                                                                       $2,264,625.00
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $1,291,525.22
           e.  Excess Spread:                                                                                  $5,609,803.30

      2.   Class B Available Funds:                                                                              $888,819.74

           a.  Class B Monthly Interest:                                                                         $230,800.00
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                    $658,019.74

      3.   Collateral Available Funds:                                                                         $1,055,473.44

           a.  Excess Spread:                                                                                  $1,055,473.44

      4.   Total Excess Spread:                                                                                $7,323,296.48

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2002-5 Allocable Principal
           Collections:                                                                                      $231,359,130.83

      3.   Principal Allocation Percentage of
           Series 2002-5 Allocable Principal
           Collections:                                                                                      $147,573,438.29

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $147,573,438.29

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-5:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $1,565,485.12

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $149,138,923.41


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                        $57,000,000.00

      2.   Required Collateral Invested Amount:                                                               $57,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $149,138,923.41

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-5.

      1.   Excess Spread:                                                                                      $7,323,296.48
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                              $125,238.81
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $276,450.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $148,721.09
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                 $0.00
      14.  Balance:                                                                                            $5,772,886.58


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.6485%
           b.  Prior Monthly Period:                                                                                 7.6485%
           c.  Second Prior Monthly Period:                                                                          7.5933%

      2.   Three Month Average Base Rate:                                                                            7.6301%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.7303%
           b.  Prior Monthly Period:                                                                                20.0053%
           c.  Second Prior Monthly Period:                                                                         19.4736%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.4030%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2002-6 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS         INTEREST   TRANSFERORS INTEREST
   ----------------------------------                   ------------------   --------------   --------------------
   Beginning Invested /Transferor Amount                1,128,784,259.10      720,000,000.00        408,784,259.10
   Beginning Adjusted Invested Amount                                N/A      720,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A            63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A            63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 20,809,820.00       13,273,635.13          7,536,184.87
   Collections of Principal Receivables                   277,630,957.00      177,088,125.94        100,542,831.06
   Defaulted Amount                                         2,945,158.25        1,878,582.13          1,066,576.12

   Ending Invested / Transferor Amounts                 1,143,106,994.50      720,000,000.00        423,106,994.50

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------             -------   -------------------             -----
   Principal Funding Account                                        0.00                0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                           0.00                0.00                  0.00              0.00
   Reserve Account Opening Balance                                  0.00                0.00                  0.00              0.00
   Reserve Account Deposit                                          0.00                0.00                  0.00              0.00
   Reserve Draw Amount                                              0.00                0.00                  0.00              0.00
   Reserve Account Surplus                                          0.00                0.00                  0.00              0.00
   Reserve Account Closing Balance                                  0.00                0.00                  0.00              0.00

   LIBOR Determination Date                            November 13, 2006   November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4600%             5.7700%               5.8200%
   Monthly Interest Due                                     2,702,700.00          276,960.00            331,740.00      3,311,400.00
   Outstanding Monthly Interest Due                                 0.00                0.00                  0.00              0.00
   Additional Interest Due                                          0.00                0.00                  0.00              0.00
   Total Interest Due                                       2,702,700.00          276,960.00            331,740.00      3,311,400.00
   Investor Default Amount                                  1,549,830.26          150,286.57            178,465.30      1,878,582.13
   Investor Monthly Fees Due                                  990,000.00           96,000.00            114,000.00      1,200,000.00
   Investor Additional Amounts Due                                  0.00                0.00                  0.00              0.00
   Total Due                                                5,242,530.26          523,246.57            624,205.30      6,389,982.13

   Reallocated Investor Finance Charge Collections                                                                     13,317,446.03
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.7060%
   Base Rate                                                                                                                 7.6234%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------             -------   -------------------             -----
   Beginning Certificates Balance                         594,000,000.00       57,600,000.00         68,400,000.00    720,000,000.00
   Interest Distributions                                   2,702,700.00          276,960.00            331,740.00      3,311,400.00
   Principal Deposits - Prin. Funding Account                       0.00                0.00                  0.00              0.00
   Principal Distributions                                          0.00                0.00                  0.00              0.00
   Total Distributions                                      2,702,700.00          276,960.00            331,740.00      3,311,400.00
   Ending Certificates Balance                            594,000,000.00       57,600,000.00         68,400,000.00    720,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                            $4.55

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                         $4.55

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                            $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                 $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                            $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                       $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                  $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                        $4.81

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                         $4.81

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                             $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                      $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                                          $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                             $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                   $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                       $331,740.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                      $331,740.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                         $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                           $0.00


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                    $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                             $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                            $10,986,892.97

           a.  Class A Monthly Interest:                                                                        $2,702,700.00
           b.  Class A Outstanding Monthly Interest:                                                                    $0.00
           c.  Class A Additional Interest:                                                                             $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                    $1,549,830.26
           e.  Excess Spread:                                                                                   $6,734,362.71

      2.   Class B Available Funds:                                                                             $1,065,395.68

           a.  Class B Monthly Interest:                                                                          $276,960.00
           b.  Class B Outstanding Monthly Interest:                                                                    $0.00
           c.  Class B Additional Interest:                                                                             $0.00
           d.  Excess Spread:                                                                                     $788,435.68

      3.   Collateral Available Funds:                                                                          $1,265,157.37

           a.  Excess Spread:                                                                                   $1,265,157.37

      4.   Total Excess Spread:                                                                                 $8,787,955.76

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                          63.7854%

      2.   Series 2002-6 Allocable Principal
           Collections:                                                                                       $277,630,957.00

      3.   Principal Allocation Percentage of
           Series 2002-6 Allocable Principal
           Collections:                                                                                       $177,088,125.94

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                        $0.00

      5.   Item 3 minus item 4:                                                                               $177,088,125.94

      6.   Shared Principal Collections from other
           Series allocated to Series 2002-6:                                                                           $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                         $1,878,582.13

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                            $178,966,708.07


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                         $68,400,000.00

      2.   Required Collateral Invested Amount:                                                                $68,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                    $0.00

      4.   Treated as Shared Principal Collections:                                                           $178,966,708.07

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                   $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                    $0.00

      3.   Principal Distribution:                                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                                     $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2002-6.

      1.   Excess Spread:                                                                                       $8,787,955.76
      2.   Excess Finance Charge Collections:                                                                           $0.00
      3.   Applied to fund Class A Required Amount:                                                                     $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                          $0.00
      5.   Applied to fund Class B overdue Interest:                                                                    $0.00
      6.   Applied to fund Class B Required Amount:                                                               $150,286.57
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      8.   Applied to Collateral Monthly Interest:                                                                $331,740.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                             $1,200,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                       $178,465.30
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      12.  Deposited to Reserve Account:                                                                                $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                  $0.00
      14.  Balance:                                                                                             $6,927,463.89


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                7.6234%
           b.  Prior Monthly Period:                                                                                  7.6234%
           c.  Second Prior Monthly Period:                                                                           7.5682%

      2.   Three Month Average Base Rate:                                                                             7.6050%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                               18.7060%
           b.  Prior Monthly Period:                                                                                 19.9802%
           c.  Second Prior Monthly Period:                                                                          19.4485%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                      19.3782%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                 Yes

SERIES 2003-1 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                 1,442,335,442.18     920,000,000.00        522,335,442.18
   Beginning Adjusted Invested Amount                                 N/A     920,000,000.00                   N/A
   Floating Allocation Percentage                                     N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                  26,590,325.55      16,960,756.00          9,629,569.55
   Collections of Principal Receivables                    354,750,667.28     226,279,272.04        128,471,395.24
   Defaulted Amount                                          3,763,257.77       2,400,410.51          1,362,847.26

   Ending Invested / Transferor Amounts                  1,460,636,715.20     920,000,000.00        540,636,715.20

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------   -------------------             -----
   Principal Funding Account                                         0.00               0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.4300%            5.7200%               5.8200%
   Monthly Interest Due                                      3,434,475.00         350,826.67            423,890.00      4,209,191.67
   Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
   Additional Interest Due                                           0.00               0.00                  0.00              0.00
   Total Interest Due                                        3,434,475.00         350,826.67            423,890.00      4,209,191.67
   Investor Default Amount                                   1,980,338.67         192,032.84            228,039.00      2,400,410.51
   Investor Monthly Fees Due                                 1,265,000.00         122,666.67            145,666.67      1,533,333.34
   Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
   Total Due                                                 6,679,813.67         665,526.18            797,595.67      8,142,935.52

   Reallocated Investor Finance Charge Collections                                                                     16,994,694.94
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6778%
   Base Rate                                                                                                                 7.5943%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------   -------------------             -----
   Beginning Certificates Balance                          759,000,000.00      73,600,000.00         87,400,000.00    920,000,000.00
   Interest Distributions                                    3,434,475.00         350,826.67            423,890.00      4,209,191.67
   Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
   Principal Distributions                                           0.00               0.00                  0.00              0.00
   Total Distributions                                       3,434,475.00         350,826.67            423,890.00      4,209,191.67
   Ending Certificates Balance                             759,000,000.00      73,600,000.00         87,400,000.00    920,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                               $4.53

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                            $4.53

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                               $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                    $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                   $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                   $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                               $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                   $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                          $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                     $0.00


  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                           $4.77

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                            $4.77

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                                $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                         $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                   $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                     $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                   $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                                $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                               $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                                           $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                          $423,890.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                         $423,890.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                            $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                         $0.00
           on the Collateral Invested Amount:


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                       $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                                $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                               $14,020,623.33

           a.  Class A Monthly Interest:                                                                           $3,434,475.00
           b.  Class A Outstanding Monthly Interest:                                                                       $0.00
           c.  Class A Additional Interest:                                                                                $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                       $1,980,338.67
           e.  Excess Spread:                                                                                      $8,605,809.66

      2.   Class B Available Funds:                                                                                $1,359,575.60

           a.  Class B Monthly Interest:                                                                             $350,826.67
           b.  Class B Outstanding Monthly Interest:                                                                       $0.00
           c.  Class B Additional Interest:                                                                                $0.00
           d.  Excess Spread:                                                                                      $1,008,748.93

      3.   Collateral Available Funds:                                                                             $1,614,496.02

           a.  Excess Spread:                                                                                      $1,614,496.02

      4.   Total Excess Spread:                                                                                   $11,229,054.61

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                             63.7854%

      2.   Series 2003-1 Allocable Principal
           Collections:                                                                                          $354,750,667.28

      3.   Principal Allocation Percentage of
           Series 2003-1 Allocable Principal
           Collections:                                                                                          $226,279,272.04

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                           $0.00

      5.   Item 3 minus item 4:                                                                                  $226,279,272.04

      6.   Shared Principal Collections from other
           Series allocated to Series 2003-1:                                                                              $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                            $2,400,410.51

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                               $228,679,682.55


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                            $87,400,000.00

      2.   Required Collateral Invested Amount:                                                                   $87,400,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                       $0.00

      4.   Treated as Shared Principal Collections:                                                              $228,679,682.55

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                      $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                       $0.00

      3.   Principal Distribution:                                                                                         $0.00

      4.   Treated as Shared Principal Collections:                                                                        $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2003-1.

      1.   Excess Spread:                                                                                         $11,229,054.61
      2.   Excess Finance Charge Collections:                                                                              $0.00
      3.   Applied to fund Class A Required Amount:                                                                        $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                             $0.00
      5.   Applied to fund Class B overdue Interest:                                                                       $0.00
      6.   Applied to fund Class B Required Amount:                                                                  $192,032.84
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                     $0.00
      8.   Applied to Collateral Monthly Interest:                                                                   $423,890.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                                $1,533,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                          $228,039.00
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                     $0.00
      12.  Deposited to Reserve Account:                                                                                   $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                     $0.00
      14.  Balance:                                                                                                $8,851,759.43


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                   7.5943%
           b.  Prior Monthly Period:                                                                                     7.5943%
           c.  Second Prior Monthly Period:                                                                              7.5390%
      2.   Three Month Average Base Rate:                                                                                7.5759%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                  18.6778%
           b.  Prior Monthly Period:                                                                                    19.9510%
           c.  Second Prior Monthly Period:                                                                             19.4193%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                         19.3494%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                    Yes

SERIES 2003-2 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS         INTEREST   TRANSFERORS INTEREST
   ----------------------------------                   ------------------   --------------   --------------------
   Beginning Invested /Transferor Amount                1,724,531,506.95    1,100,000,000.00        624,531,506.95
   Beginning Adjusted Invested Amount                                N/A    1,100,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A            63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A            63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 31,792,780.55       20,279,164.78         11,513,615.77
   Collections of Principal Receivables                   424,158,406.53      270,551,303.53        153,607,103.00
   Defaulted Amount                                         4,499,547.33        2,870,056.04          1,629,491.29

   Ending Invested / Transferor Amounts                 1,746,413,463.82    1,100,000,000.00        646,413,463.82

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------             -------   -------------------             -----
   Principal Funding Account                                        0.00                0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                           0.00                0.00                  0.00              0.00
   Reserve Account Opening Balance                                  0.00                0.00                  0.00              0.00
   Reserve Account Deposit                                          0.00                0.00                  0.00              0.00
   Reserve Draw Amount                                              0.00                0.00                  0.00              0.00
   Reserve Account Surplus                                          0.00                0.00                  0.00              0.00
   Reserve Account Closing Balance                                  0.00                0.00                  0.00              0.00

   LIBOR Determination Date                            November 13, 2006   November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4300%             5.6900%               5.8200%
   Monthly Interest Due                                     4,106,437.50          417,266.67            506,825.00      5,030,529.17
   Outstanding Monthly Interest Due                                 0.00                0.00                  0.00              0.00
   Additional Interest Due                                          0.00                0.00                  0.00              0.00
   Total Interest Due                                       4,106,437.50          417,266.67            506,825.00      5,030,529.17
   Investor Default Amount                                  2,367,796.23          229,604.48            272,655.32      2,870,056.04
   Investor Monthly Fees Due                                1,512,500.00          146,666.67            174,166.67      1,833,333.34
   Investor Additional Amounts Due                                  0.00                0.00                  0.00              0.00
   Total Due                                                7,986,733.73          793,537.82            953,646.99      9,733,918.54

   Reallocated Investor Finance Charge Collections                                                                     20,317,543.95
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6755%
   Base Rate                                                                                                                 7.5918%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------             -------   -------------------             -----
   Beginning Certificates Balance                         907,500,000.00       88,000,000.00        104,500,000.00  1,100,000,000.00
   Interest Distributions                                   4,106,437.50          417,266.67            506,825.00      5,030,529.17
   Principal Deposits - Prin. Funding Account                       0.00                0.00                  0.00              0.00
   Principal Distributions                                          0.00                0.00                  0.00              0.00
   Total Distributions                                      4,106,437.50          417,266.67            506,825.00      5,030,529.17
   Ending Certificates Balance                            907,500,000.00       88,000,000.00        104,500,000.00  1,100,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.53

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.53

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.74

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.74

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00


G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                 $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                      $506,825.00

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $506,825.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                          $0.00


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                           $16,761,973.76

           a.  Class A Monthly Interest:                                                                       $4,106,437.50
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $2,367,796.23
           e.  Excess Spread:                                                                                 $10,287,740.03

      2.   Class B Available Funds:                                                                            $1,625,403.52

           a.  Class B Monthly Interest:                                                                         $417,266.67
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                  $1,208,136.85

      3.   Collateral Available Funds:                                                                         $1,930,166.68

           a.  Excess Spread:                                                                                  $1,930,166.68

      4.   Total Excess Spread:                                                                               $13,426,043.56

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2003-2 Allocable Principal
           Collections:                                                                                      $424,158,406.53

      3.   Principal Allocation Percentage of
           Series 2003-2 Allocable Principal
           Collections:                                                                                      $270,551,303.53

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $270,551,303.53

      6.   Shared Principal Collections from other
           Series allocated to Series 2003-2:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $2,870,056.03

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $273,421,359.56


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                       $104,500,000.00

      2.   Required Collateral Invested Amount:                                                              $104,500,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $273,421,359.56

M.    Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2003-2.

      1.   Excess Spread:                                                                                     $13,426,043.56
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                              $229,604.48
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $506,825.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,833,333.34
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $272,655.32
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                 $0.00
      14.  Balance:                                                                                           $10,583,625.42


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.5918%
           b.  Prior Monthly Period:                                                                                 7.5918%
           c.  Second Prior Monthly Period:                                                                          7.5366%
      2.   Three Month Average Base Rate:                                                                            7.5734%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.6755%
           b.  Prior Monthly Period:                                                                                19.9486%
           c.  Second Prior Monthly Period:                                                                         19.4169%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.3470%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2003-3 CERTIFICATES

                                                                           TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS         INTEREST    TRANSFERORS INTEREST
   ----------------------------------                 ------------------    -------------    --------------------
   Beginning Invested /Transferor Amount                1,175,816,936.56     750,000,000.00        425,816,936.56
   Beginning Adjusted Invested Amount                                N/A     750,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 21,676,895.83      13,826,703.26          7,850,192.57
   Collections of Principal Receivables                   289,198,913.54     184,466,797.86        104,732,115.68
   Defaulted Amount                                         3,067,873.18       1,956,856.39          1,111,016.79

   Ending Invested / Transferor Amounts                 1,190,736,452.61     750,000,000.00        440,736,452.61

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------            -------   -------------------             -----
   Principal Funding Account                                        0.00               0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                           0.00               0.00                  0.00              0.00
   Reserve Account Opening Balance                                  0.00               0.00                  0.00              0.00
   Reserve Account Deposit                                          0.00               0.00                  0.00              0.00
   Reserve Draw Amount                                              0.00               0.00                  0.00              0.00
   Reserve Account Surplus                                          0.00               0.00                  0.00              0.00
   Reserve Account Closing Balance                                  0.00               0.00                  0.00              0.00

   LIBOR Determination Date                            November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4300%            5.6700%               5.8200%
   Monthly Interest Due                                     2,799,843.75         283,500.00            345,562.50      3,428,906.25
   Outstanding Monthly Interest Due                                 0.00               0.00                  0.00              0.00
   Additional Interest Due                                          0.00               0.00                  0.00              0.00
   Total Interest Due                                       2,799,843.75         283,500.00            345,562.50      3,428,906.25
   Investor Default Amount                                  1,614,406.52         156,548.51            185,901.36      1,956,856.39
   Investor Monthly Fees Due                                1,031,250.00         100,000.00            118,750.00      1,250,000.00
   Investor Additional Amounts Due                                  0.00               0.00                  0.00              0.00
   Total Due                                                5,445,500.27         540,048.51            650,213.86      6,635,762.64

   Reallocated Investor Finance Charge Collections                                                                    13,851,870.87
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.6739%
   Base Rate                                                                                                                7.5902%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------            -------   -------------------             -----
   Beginning Certificates Balance                         618,750,000.00      60,000,000.00         71,250,000.00    750,000,000.00
   Interest Distributions                                   2,799,843.75         283,500.00            345,562.50      3,428,906.25
   Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00              0.00
   Principal Distributions                                          0.00               0.00                  0.00              0.00
   Total Distributions                                      2,799,843.75         283,500.00            345,562.50      3,428,906.25
   Ending Certificates Balance                            618,750,000.00      60,000,000.00         71,250,000.00    750,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                             $4.53

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                          $4.53

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                             $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                  $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                 $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                 $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                             $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                 $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                        $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                   $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                         $4.72

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                          $4.72

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                              $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                       $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                 $0.00

G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                   $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                 $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                              $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                             $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                   $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                        $345,562.50

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                       $345,562.50

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                          $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                            $0.00


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                     $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                              $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                             $11,427,793.47

           a.  Class A Monthly Interest:                                                                         $2,799,843.75
           b.  Class A Outstanding Monthly Interest:                                                                     $0.00
           c.  Class A Additional Interest:                                                                              $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                     $1,614,406.52
           e.  Excess Spread:                                                                                    $7,013,543.20

      2.   Class B Available Funds:                                                                              $1,108,149.67

           a.  Class B Monthly Interest:                                                                           $283,500.00
           b.  Class B Outstanding Monthly Interest:                                                                     $0.00
           c.  Class B Additional Interest:                                                                              $0.00
           d.  Excess Spread:                                                                                      $824,649.67

      3.   Collateral Available Funds:                                                                           $1,315,927.73

           a.  Excess Spread:                                                                                    $1,315,927.73

      4.   Total Excess Spread:                                                                                  $9,154,120.60

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                           63.7854%

      2.   Series 2003-3 Allocable Principal
           Collections:                                                                                        $289,198,913.54

      3.   Principal Allocation Percentage of
           Series 2003-3 Allocable Principal
           Collections:                                                                                        $184,466,797.86

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                         $0.00

      5.   Item 3 minus item 4:                                                                                $184,466,797.86

      6.   Shared Principal Collections from other
           Series allocated to Series 2003-3:                                                                            $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                          $1,956,856.39

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                             $186,423,654.25


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                          $71,250,000.00

      2.   Required Collateral Invested Amount:                                                                 $71,250,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                            $186,423,654.25

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                    $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                     $0.00

      3.   Principal Distribution:                                                                                       $0.00

      4.   Treated as Shared Principal Collections:                                                                      $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2003-3.

      1.   Excess Spread:                                                                                        $9,154,120.60
      2.   Excess Finance Charge Collections:                                                                            $0.00
      3.   Applied to fund Class A Required Amount:                                                                      $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                           $0.00
      5.   Applied to fund Class B overdue Interest:                                                                     $0.00
      6.   Applied to fund Class B Required Amount:                                                                $156,548.51
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                   $0.00
      8.   Applied to Collateral Monthly Interest:                                                                 $345,562.50
      9.   Applied to unpaid Monthly Servicing Fee:                                                              $1,250,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                        $185,901.36
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                   $0.00
      12.  Deposited to Reserve Account:                                                                                 $0.00
      13.  Applied to other amounts owed to
           Collateral Interest Holder:                                                                                   $0.00
      14.  Balance:                                                                                              $7,216,108.23


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                 7.5902%
           b.  Prior Monthly Period:                                                                                   7.5902%
           c.  Second Prior Monthly Period:                                                                            7.5350%
      2.   Three Month Average Base Rate:                                                                              7.5718%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                18.6739%
           b.  Prior Monthly Period:                                                                                  19.9470%
           c.  Second Prior Monthly Period:                                                                           19.4153%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                       19.3454%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                  Yes

SERIES 2004-1 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                 1,254,204,732.33     800,000,000.00        454,204,732.33
   Beginning Adjusted Invested Amount                                 N/A     800,000,000.00                   N/A
   Floating Allocation Percentage                                     N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                  23,122,022.22      14,748,483.48          8,373,538.74
   Collections of Principal Receivables                    308,478,841.11     196,764,584.38        111,714,256.73
   Defaulted Amount                                          3,272,398.06       2,087,313.48          1,185,084.58

   Ending Invested / Transferor Amounts                  1,270,118,882.78     800,000,000.00        470,118,882.78

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------   -------------------             -----
   Principal Funding Account                                         0.00               0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.4000%            5.5700%               5.8700%
   Monthly Interest Due                                      3,006,000.00         278,500.00            352,200.00      3,636,700.00
   Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
   Additional Interest Due                                           0.00               0.00                  0.00              0.00
   Total Interest Due                                        3,006,000.00         278,500.00            352,200.00      3,636,700.00
   Investor Default Amount                                   1,742,906.76         156,548.51            187,858.21      2,087,313.48
   Investor Monthly Fees Due                                 1,113,333.33         100,000.00            120,000.00      1,333,333.33
   Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
   Total Due                                                 5,862,240.09         535,048.51            660,058.21      7,057,346.81

   Reallocated Investor Finance Charge Collections                                                                     14,754,528.92
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6433%
   Base Rate                                                                                                                 7.5586%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------   -------------------             -----
   Beginning Certificates Balance                          668,000,000.00      60,000,000.00         72,000,000.00    800,000,000.00
   Interest Distributions                                    3,006,000.00         278,500.00            352,200.00      3,636,700.00
   Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
   Principal Distributions                                           0.00               0.00                  0.00              0.00
   Total Distributions                                       3,006,000.00         278,500.00            352,200.00      3,636,700.00
   Ending Certificates Balance                             668,000,000.00      60,000,000.00         72,000,000.00    800,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                              $4.50

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                           $4.50

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                              $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                   $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                  $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                              $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                  $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                          $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                          $4.64

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                           $4.64

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                               $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                        $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                  $0.00

G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                    $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                  $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                               $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                              $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                    $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                       $8,049,382.11

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                        $352,200.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                           $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                             $0.00

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                         $7,697,182.11


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                      $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                               $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                              $12,320,031.65

           a.  Class A Monthly Interest:                                                                          $3,006,000.00
           b.  Class A Outstanding Monthly Interest:                                                                      $0.00
           c.  Class A Additional Interest:                                                                               $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                      $1,742,906.76
           e.  Excess Spread:                                                                                     $7,571,124.89

      2.   Class B Available Funds:                                                                               $1,106,589.67

           a.  Class B Monthly Interest:                                                                            $278,500.00
           b.  Class B Outstanding Monthly Interest:                                                                      $0.00
           c.  Class B Additional Interest:                                                                               $0.00
           d.  Excess Spread:                                                                                       $828,089.67

      3.   Collateral Available Funds:                                                                            $1,327,907.60

           a.  Excess Spread:                                                                                     $1,327,907.60

      4.   Total Excess Spread:                                                                                   $9,727,122.16

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                            63.7854%

      2.   Series 2004-1 Allocable Principal
           Collections:                                                                                         $308,478,841.11

      3.   Principal Allocation Percentage of
           Series 2004-1 Allocable Principal
           Collections:                                                                                         $196,764,584.38

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                          $0.00

      5.   Item 3 minus item 4:                                                                                 $196,764,584.38

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-1:                                                                             $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                           $2,087,313.48

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                              $198,851,897.86


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                           $72,000,000.00

      2.   Required Collateral Invested Amount:                                                                  $72,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                             $198,851,897.86

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                     $0.00

      2.   Excess of Collateral Invested Amount                                                                           $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                        $0.00

      4.   Treated as Shared Principal Collections:                                                                       $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-1.

      1.   Excess Spread:                                                                                         $9,727,122.16
      2.   Excess Finance Charge Collections:                                                                             $0.00
      3.   Applied to fund Class A Required Amount:                                                                       $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                            $0.00
      5.   Applied to fund Class B overdue Interest:                                                                      $0.00
      6.   Applied to fund Class B Required Amount:                                                                 $156,548.51
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                    $0.00
      8.   Applied to Collateral Monthly Interest:                                                                  $352,200.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,333,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                         $187,858.21
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                    $0.00
      12.  Deposited to Reserve Account:                                                                                  $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                            $7,697,182.11


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                  7.5586%
           b.  Prior Monthly Period:                                                                                    7.5586%
           c.  Second Prior Monthly Period:                                                                             7.5033%
      2.   Three Month Average Base Rate:                                                                               7.5402%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                 18.6433%
           b.  Prior Monthly Period:                                                                                   19.9153%
           c.  Second Prior Monthly Period:                                                                            19.3836%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.3141%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                   Yes

SERIES 2004-2 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                   627,102,366.17     400,000,000.00        227,102,366.17
   Beginning Adjusted Invested Amount                                 N/A     400,000,000.00                   N/A
   Floating Allocation Percentage                                     N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                  11,561,011.11       7,374,241.74          4,186,769.37
   Collections of Principal Receivables                    154,239,420.56      98,382,292.19         55,857,128.37
   Defaulted Amount                                          1,636,199.03       1,043,656.74            592,542.29

   Ending Invested / Transferor Amounts                    635,059,441.39     400,000,000.00        235,059,441.39

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B   COLLATERAL INTEREST            TOTAL
   --------------------------------------                         -------            -------   -------------------            -----
   Principal Funding Account                                         0.00               0.00                  0.00             0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                  0.00             0.00
   Reserve Account Opening Balance                                   0.00               0.00                  0.00             0.00
   Reserve Account Deposit                                           0.00               0.00                  0.00             0.00
   Reserve Draw Amount                                               0.00               0.00                  0.00             0.00
   Reserve Account Surplus                                           0.00               0.00                  0.00             0.00
   Reserve Account Closing Balance                                   0.00               0.00                  0.00             0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.4900%            5.6900%               5.9900%
   Monthly Interest Due                                      1,528,050.00         142,250.00            179,700.00     1,850,000.00
   Outstanding Monthly Interest Due                                  0.00               0.00                  0.00             0.00
   Additional Interest Due                                           0.00               0.00                  0.00             0.00
   Total Interest Due                                        1,528,050.00         142,250.00            179,700.00     1,850,000.00
   Investor Default Amount                                     871,453.38          78,274.26             93,929.11     1,043,656.74
   Investor Monthly Fees Due                                   556,666.67          50,000.00             60,000.00       666,666.67
   Investor Additional Amounts Due                                   0.00               0.00                  0.00             0.00
   Total Due                                                 2,956,170.05         270,524.26            333,629.11     3,560,323.42

   Reallocated Investor Finance Charge Collections                                                                     7,408,914.46
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.7364%
   Base Rate                                                                                                                7.6549%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B   COLLATERAL INTEREST            TOTAL
   --------------------------------------------                   -------            -------   -------------------            -----
   Beginning Certificates Balance                          334,000,000.00      30,000,000.00         36,000,000.00   400,000,000.00
   Interest Distributions                                    1,528,050.00         142,250.00            179,700.00     1,850,000.00
   Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00             0.00
   Principal Distributions                                           0.00               0.00                  0.00             0.00
   Total Distributions                                       1,528,050.00         142,250.00            179,700.00     1,850,000.00
   Ending Certificates Balance                             334,000,000.00      30,000,000.00         36,000,000.00   400,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                                  $4.58

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                               $4.58

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                                  $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                       $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                      $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                      $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                                  $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                      $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                             $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                              $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                              $4.74

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                               $4.74

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                                   $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                            $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                      $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                                                $0.00
           of Class B Invested Amount:
      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                      $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                                   $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                                  $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                        $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                           $4,028,291.03

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                            $179,700.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                               $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                            $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                             $3,848,591.03

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                          $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                                   $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                                   $6,186,443.57

           a.  Class A Monthly Interest:                                                                              $1,528,050.00
           b.  Class A Outstanding Monthly Interest:                                                                          $0.00
           c.  Class A Additional Interest:                                                                                   $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                            $871,453.38
           e.  Excess Spread:                                                                                         $3,786,940.19

      2.   Class B Available Funds:                                                                                     $555,668.58

           a.  Class B Monthly Interest:                                                                                $142,250.00
           b.  Class B Outstanding Monthly Interest:                                                                          $0.00
           c.  Class B Additional Interest:                                                                                   $0.00
           d.  Excess Spread:                                                                                           $413,418.58

      3.   Collateral Available Funds:                                                                                  $666,802.30

           a.  Excess Spread:                                                                                           $666,802.30

      4.   Total Excess Spread:                                                                                       $4,867,161.07

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                                63.7854%

      2.   Series 2004-2 Allocable Principal
           Collections:                                                                                             $154,239,420.56

      3.   Principal Allocation Percentage of
           Series 2004-2 Allocable Principal
           Collections:                                                                                              $98,382,292.19

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                              $0.00

      5.   Item 3 minus item 4:                                                                                      $98,382,292.19

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-2:                                                                                 $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                               $1,043,656.75

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                                   $99,425,948.94

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                               $36,000,000.00

      2.   Required Collateral Invested Amount:                                                                      $36,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                          $0.00

      4.   Treated as Shared Principal Collections:                                                                  $99,425,948.94

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                         $0.00

      2.   Excess of Collateral Invested Amount                                                                               $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                            $0.00

      4.   Treated as Shared Principal Collections:                                                                           $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-2.

      1.   Excess Spread:                                                                                             $4,867,161.07
      2.   Excess Finance Charge Collections:                                                                                 $0.00
      3.   Applied to fund Class A Required Amount:                                                                           $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                                $0.00
      5.   Applied to fund Class B overdue Interest:                                                                          $0.00
      6.   Applied to fund Class B Required Amount:                                                                      $78,274.26
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                        $0.00
      8.   Applied to Collateral Monthly Interest:                                                                      $179,700.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                                     $666,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                              $93,929.11
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                        $0.00
      12.  Deposited to Reserve Account:                                                                                      $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                                $3,848,591.03


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                      7.6549%
           b.  Prior Monthly Period:                                                                                        7.6549%
           c.  Second Prior Monthly Period:                                                                                 7.5996%
      2.   Three Month Average Base Rate:                                                                                   7.6364%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                     18.7364%
           b.  Prior Monthly Period:                                                                                       20.0116%
           c.  Second Prior Monthly Period:                                                                                19.4799%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                            19.4093%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                       Yes

SERIES 2004-3 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                   940,653,549.25     600,000,000.00        340,653,549.25
   Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                   N/A
   Floating Allocation Percentage                                     N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                  17,341,516.66      11,061,362.61          6,280,154.05
   Collections of Principal Receivables                    231,359,130.83     147,573,438.29         83,785,692.54
   Defaulted Amount                                          2,454,298.54       1,565,485.11            888,813.43

   Ending Invested / Transferor Amounts                    952,589,162.09     600,000,000.00        352,589,162.09

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------   -------------------             -----
   Principal Funding Account                                         0.00               0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   4.3500%            4.5500%               5.7900%
   Monthly Interest Due                                      1,892,250.00         113,750.00            231,600.00      2,237,600.00
   Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
   Additional Interest Due                                           0.00               0.00                  0.00              0.00
   Total Interest Due                                        1,892,250.00         113,750.00            231,600.00      2,237,600.00
   Investor Default Amount                                   1,361,972.05          78,274.26            125,238.81      1,565,485.11
   Investor Monthly Fees Due                                   870,000.00          50,000.00             80,000.00      1,000,000.00
   Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
   Total Due                                                 4,124,222.05         242,024.26            436,838.81      4,803,085.12

   Reallocated Investor Finance Charge Collections                                                                     10,855,271.70
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.2300%
   Base Rate                                                                                                                 6.5651%
   Excess Spread Percentage                                                                                                 12.1044%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------   -------------------             -----
   Beginning Certificates Balance                          522,000,000.00      30,000,000.00         48,000,000.00    600,000,000.00
   Interest Distributions                                    1,892,250.00         113,750.00            231,600.00      2,237,600.00
   Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
   Principal Distributions                                           0.00               0.00                  0.00              0.00
   Total Distributions                                       1,892,250.00         113,750.00            231,600.00      2,237,600.00
   Ending Certificates Balance                             522,000,000.00      30,000,000.00         48,000,000.00    600,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                         $3.63

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                      $3.63

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                         $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                              $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                             $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                             $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                         $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                             $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                    $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                     $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                     $3.79

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                      $3.79

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                          $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                   $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                             $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                               $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                             $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                          $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                               $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                  $6,283,786.59

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                   $231,600.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                      $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                   $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                    $6,052,186.59


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                 $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                          $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                          $9,444,086.38

           a.  Class A Monthly Interest:                                                                     $1,892,250.00
           b.  Class A Outstanding Monthly Interest:                                                                 $0.00
           c.  Class A Additional Interest:                                                                          $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                 $1,361,972.05
           e.  Excess Spread:                                                                                $6,189,864.33

      2.   Class B Available Funds:                                                                            $542,763.59

           a.  Class B Monthly Interest:                                                                       $113,750.00
           b.  Class B Outstanding Monthly Interest:                                                                 $0.00
           c.  Class B Additional Interest:                                                                          $0.00
           d.  Excess Spread:                                                                                  $429,013.59

      3.   Collateral Available Funds:                                                                         $868,421.74

           a.  Excess Spread:                                                                                  $868,421.74

      4.   Total Excess Spread:                                                                              $7,487,299.66

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                       63.7854%

      2.   Series 2004-3 Allocable Principal
           Collections:                                                                                    $231,359,130.83

      3.   Principal Allocation Percentage of
           Series 2004-3 Allocable Principal
           Collections:                                                                                    $147,573,438.29

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                     $0.00

      5.   Item 3 minus item 4:                                                                            $147,573,438.29

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-3:                                                                        $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                      $1,565,485.12

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                         $149,138,923.41


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                      $48,000,000.00

      2.   Required Collateral Invested Amount:                                                             $48,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                 $0.00

      4.   Treated as Shared Principal Collections:                                                        $149,138,923.41

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                $0.00

      2.   Excess of Collateral Invested Amount                                                                      $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                                  $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-3.

      1.   Excess Spread:                                                                                    $7,487,299.66
      2.   Excess Finance Charge Collections:                                                                        $0.00
      3.   Applied to fund Class A Required Amount:                                                                  $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                       $0.00
      5.   Applied to fund Class B overdue Interest:                                                                 $0.00
      6.   Applied to fund Class B Required Amount:                                                             $78,274.26
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                               $0.00
      8.   Applied to Collateral Monthly Interest:                                                             $231,600.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                          $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                    $125,238.81
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                               $0.00
      12.  Deposited to Reserve Account:                                                                             $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                       $6,052,186.59


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                             6.5651%
           b.  Prior Monthly Period:                                                                               6.5651%
           c.  Second Prior Monthly Period:                                                                        6.3693%

      2.   Three Month Average Base Rate:                                                                          6.4999%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                            18.2300%
           b.  Prior Monthly Period:                                                                              19.4882%
           c.  Second Prior Monthly Period:                                                                       18.9773%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                   18.8985%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                              Yes

SERIES 2004-4 CERTIFICATES

                                                                            TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS        INTEREST  TRANSFERORS INTEREST
   ----------------------------------                   ------------------  --------------  --------------------
   Beginning Invested /Transferor Amount                1,724,531,506.95   1,100,000,000.00       624,531,506.95
   Beginning Adjusted Invested Amount                                N/A   1,100,000,000.00                  N/A
   Floating Allocation Percentage                                    N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                   N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                 31,792,780.55      20,279,164.78        11,513,615.77
   Collections of Principal Receivables                   424,158,406.53     270,551,303.53       153,607,103.00
   Defaulted Amount                                         4,499,547.33       2,870,056.04         1,629,491.29

   Ending Invested / Transferor Amounts                 1,746,413,463.82   1,100,000,000.00       646,413,463.82

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------                        -------            -------  -------------------              -----
   Principal Funding Account                                        0.00               0.00                 0.00               0.00
   Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
   Reserve Account Opening Balance                                  0.00               0.00                 0.00               0.00
   Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
   Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
   Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
   Reserve Account Closing Balance                                  0.00               0.00                 0.00               0.00

   LIBOR Determination Date                            November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.4100%            5.6000%              5.7900%
   Monthly Interest Due                                     4,140,904.17         385,000.00           477,675.00       5,003,579.17
   Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
   Additional Interest Due                                          0.00               0.00                 0.00               0.00
   Total Interest Due                                       4,140,904.17         385,000.00           477,675.00       5,003,579.17
   Investor Default Amount                                  2,396,496.79         215,254.20           258,305.04       2,870,056.04
   Investor Monthly Fees Due                                1,530,833.33         137,500.00           165,000.00       1,833,333.33
   Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
   Total Due                                                8,068,234.29         737,754.20           900,980.04       9,706,968.53

   Reallocated Investor Finance Charge Collections                                                                    20,290,593.94
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.6466%
   Base Rate                                                                                                                7.5620%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------------                  -------            -------  -------------------              -----
   Beginning Certificates Balance                         918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00
   Interest Distributions                                   4,140,904.17         385,000.00           477,675.00       5,003,579.17
   Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
   Principal Distributions                                          0.00               0.00                 0.00               0.00
   Total Distributions                                      4,140,904.17         385,000.00           477,675.00       5,003,579.17
   Ending Certificates Balance                            918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                              $4.51

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                           $4.51

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                              $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                   $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                  $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                              $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                  $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                          $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                          $4.67

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                           $4.67

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                               $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                        $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                  $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                    $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                  $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                               $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                              $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                    $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                      $11,061,300.41

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                        $477,675.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                           $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                        $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                        $10,583,625.41

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                      $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                               $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                              $16,942,645.94

           a.  Class A Monthly Interest:                                                                          $4,140,904.17
           b.  Class A Outstanding Monthly Interest:                                                                      $0.00
           c.  Class A Additional Interest:                                                                               $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                      $2,396,496.79
           e.  Excess Spread:                                                                                    $10,405,244.98

      2.   Class B Available Funds:                                                                               $1,521,794.55

           a.  Class B Monthly Interest:                                                                            $385,000.00
           b.  Class B Outstanding Monthly Interest:                                                                      $0.00
           c.  Class B Additional Interest:                                                                               $0.00
           d.  Excess Spread:                                                                                     $1,136,794.55

      3.   Collateral Available Funds:                                                                            $1,826,153.45

           a.  Excess Spread:                                                                                     $1,826,153.45

      4.   Total Excess Spread:                                                                                  $13,368,192.98

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                            63.7854%

      2.   Series 2004-4 Allocable Principal
           Collections:                                                                                         $424,158,406.53

      3.   Principal Allocation Percentage of
           Series 2004-4 Allocable Principal
           Collections:                                                                                         $270,551,303.53

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                          $0.00

      5.   Item 3 minus item 4:                                                                                 $270,551,303.53

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-4:                                                                             $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                           $2,870,056.03

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                              $273,421,359.56

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                           $99,000,000.00

      2.   Required Collateral Invested Amount:                                                                  $99,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                             $273,421,359.56

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                     $0.00

      2.   Excess of Collateral Invested Amount                                                                           $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                        $0.00

      4.   Treated as Shared Principal Collections:                                                                       $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-4.

      1.   Excess Spread:                                                                                        $13,368,192.98
      2.   Excess Finance Charge Collections:                                                                             $0.00
      3.   Applied to fund Class A Required Amount:                                                                       $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                            $0.00
      5.   Applied to fund Class B overdue Interest:                                                                      $0.00
      6.   Applied to fund Class B Required Amount:                                                                 $215,254.20
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                    $0.00
      8.   Applied to Collateral Monthly Interest:                                                                  $477,675.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                         $258,305.04
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                    $0.00
      12.  Deposited to Reserve Account:                                                                                  $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                           $10,583,625.41


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                  7.5620%
           b.  Prior Monthly Period:                                                                                    7.5620%
           c.  Second Prior Monthly Period:                                                                             7.5068%

      2.   Three Month Average Base Rate:                                                                               7.5436%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                 18.6466%
           b.  Prior Monthly Period:                                                                                   19.9188%
           c.  Second Prior Monthly Period:                                                                            19.3871%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.3175%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                   Yes


SERIES 2004-5 CERTIFICATES

                                                                              TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                    SERIES ALLOCATIONS         INTEREST  TRANSFERORS INTEREST
   ----------------------------------                    ------------------   --------------  --------------------
   Beginning Invested /Transferor Amount                 1,567,755,915.41    1,000,000,000.00       567,755,915.41
   Beginning Adjusted Invested Amount                                 N/A    1,000,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A            63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A            63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  28,902,527.77       18,435,604.35        10,466,923.42
   Collections of Principal Receivables                    385,598,551.39      245,955,730.48       139,642,820.91
   Defaulted Amount                                          4,090,497.57        2,609,141.85         1,481,355.72

   Ending Invested / Transferor Amounts                  1,587,648,603.48    1,000,000,000.00       587,648,603.48

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A             CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------             -------  -------------------             -----
   Principal Funding Account                                         0.00                0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                            0.00                0.00                 0.00              0.00
   Reserve Account Opening Balance                                   0.00                0.00                 0.00              0.00
   Reserve Account Deposit                                           0.00                0.00                 0.00              0.00
   Reserve Draw Amount                                               0.00                0.00                 0.00              0.00
   Reserve Account Surplus                                           0.00                0.00                 0.00              0.00
   Reserve Account Closing Balance                                   0.00                0.00                 0.00              0.00

   LIBOR Determination Date                             November 13, 2006   November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.4100%             5.5700%              5.7800%
   Monthly Interest Due                                      3,764,458.33          348,125.00           433,500.00      4,546,083.33
   Outstanding Monthly Interest Due                                  0.00                0.00                 0.00              0.00
   Additional Interest Due                                           0.00                0.00                 0.00              0.00
   Total Interest Due                                        3,764,458.33          348,125.00           433,500.00      4,546,083.33
   Investor Default Amount                                   2,178,633.44          195,685.64           234,822.77      2,609,141.85
   Investor Monthly Fees Due                                 1,391,666.67          125,000.00           150,000.00      1,666,666.67
   Investor Additional Amounts Due                                   0.00                0.00                 0.00              0.00
   Total Due                                                 7,334,758.44          668,810.64           818,322.77      8,821,891.85

   Reallocated Investor Finance Charge Collections                                                                     18,443,369.48
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6435%
   Base Rate                                                                                                                 7.5588%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A             CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------             -------  -------------------             -----
   Beginning Certificates Balance                          835,000,000.00       75,000,000.00        90,000,000.00  1,000,000,000.00
   Interest Distributions                                    3,764,458.33          348,125.00           433,500.00      4,546,083.33
   Principal Deposits - Prin. Funding Account                        0.00                0.00                 0.00              0.00
   Principal Distributions                                           0.00                0.00                 0.00              0.00
   Total Distributions                                       3,764,458.33          348,125.00           433,500.00      4,546,083.33
   Ending Certificates Balance                             835,000,000.00       75,000,000.00        90,000,000.00  1,000,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                          $4.51

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                       $4.51

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                          $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                               $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                              $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                              $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                          $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                              $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                     $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                      $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                      $4.64

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                       $4.64

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                           $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                    $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                              $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                              $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                           $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                          $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                  $10,054,977.63

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                    $433,500.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                       $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                    $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                     $9,621,477.63

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                  $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                           $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                          $15,400,213.52

           a.  Class A Monthly Interest:                                                                      $3,764,458.33
           b.  Class A Outstanding Monthly Interest:                                                                  $0.00
           c.  Class A Additional Interest:                                                                           $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                  $2,178,633.44
           e.  Excess Spread:                                                                                 $9,457,121.75

      2.   Class B Available Funds:                                                                           $1,383,252.71

           a.  Class B Monthly Interest:                                                                        $348,125.00
           b.  Class B Outstanding Monthly Interest:                                                                  $0.00
           c.  Class B Additional Interest:                                                                           $0.00
           d.  Excess Spread:                                                                                 $1,035,127.71

      3.   Collateral Available Funds:                                                                        $1,659,903.25

           a.  Excess Spread:                                                                                 $1,659,903.25

      4.   Total Excess Spread:                                                                              $12,152,152.71

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                        63.7854%

      2.   Series 2004-5 Allocable Principal
           Collections:                                                                                     $385,598,551.39

      3.   Principal Allocation Percentage of
           Series 2004-5 Allocable Principal
           Collections:                                                                                     $245,955,730.48

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                      $0.00

      5.   Item 3 minus item 4:                                                                             $245,955,730.48

      6.   Shared Principal Collections from other
           Series allocated to Series 2004-5:                                                                         $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                       $2,609,141.85

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                          $248,564,872.33

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                       $90,000,000.00

      2.   Required Collateral Invested Amount:                                                              $90,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                  $0.00

      4.   Treated as Shared Principal Collections:                                                         $248,564,872.33

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                 $0.00

      2.   Excess of Collateral Invested Amount                                                                       $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                    $0.00

      4.   Treated as Shared Principal Collections:                                                                   $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2004-5.

      1.   Excess Spread:                                                                                    $12,152,152.71
      2.   Excess Finance Charge Collections:                                                                         $0.00
      3.   Applied to fund Class A Required Amount:                                                                   $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                        $0.00
      5.   Applied to fund Class B overdue Interest:                                                                  $0.00
      6.   Applied to fund Class B Required Amount:                                                             $195,685.64
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                $0.00
      8.   Applied to Collateral Monthly Interest:                                                              $433,500.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                           $1,666,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                     $234,822.77
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                $0.00
      12.  Deposited to Reserve Account:                                                                              $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                        $9,621,477.63


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                              7.5588%
           b.  Prior Monthly Period:                                                                                7.5588%
           c.  Second Prior Monthly Period:                                                                         7.5036%

      2.   Three Month Average Base Rate:                                                                           7.5404%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                             18.6435%
           b.  Prior Monthly Period:                                                                               19.9156%
           c.  Second Prior Monthly Period:                                                                        19.3839%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                    19.3143%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                               Yes

SERIES 2005-1 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS           INTEREST  TRANSFERORS INTEREST
   ----------------------------------                 ------------------     --------------  --------------------
   Beginning Invested /Transferor Amount                  940,653,549.25      600,000,000.00       340,653,549.25
   Beginning Adjusted Invested Amount                                N/A      600,000,000.00                  N/A
   Floating Allocation Percentage                                    N/A            63.7854%             36.2146%
   Principal Allocation Percentage                                   N/A            63.7854%             36.2146%
   Collections of Finance Chg. Receivables                 17,341,516.66       11,061,362.61         6,280,154.05
   Collections of Principal Receivables                   231,359,130.83      147,573,438.29        83,785,692.54
   Defaulted Amount                                         2,454,298.54        1,565,485.11           888,813.43

   Ending Invested / Transferor Amounts                   952,589,162.09      600,000,000.00       352,589,162.09

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A             CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------             -------  -------------------             -----
   Principal Funding Account                                        0.00                0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                           0.00                0.00                 0.00              0.00
   Reserve Account Opening Balance                                  0.00                0.00                 0.00              0.00
   Reserve Account Deposit                                          0.00                0.00                 0.00              0.00
   Reserve Draw Amount                                              0.00                0.00                 0.00              0.00
   Reserve Account Surplus                                          0.00                0.00                 0.00              0.00
   Reserve Account Closing Balance                                  0.00                0.00                 0.00              0.00

   LIBOR Determination Date                            November 13, 2006   November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.3500%             5.4400%              5.6500%
   Monthly Interest Due                                     2,233,625.00          204,000.00           254,250.00      2,691,875.00
   Outstanding Monthly Interest Due                                 0.00                0.00                 0.00              0.00
   Additional Interest Due                                          0.00                0.00                 0.00              0.00
   Total Interest Due                                       2,233,625.00          204,000.00           254,250.00      2,691,875.00
   Investor Default Amount                                  1,307,180.07          117,411.38           140,893.66      1,565,485.11
   Investor Monthly Fees Due                                  835,000.00           75,000.00            90,000.00      1,000,000.00
   Investor Additional Amounts Due                                  0.00                0.00                 0.00              0.00
   Total Due                                                4,375,805.07          396,411.38           485,143.66      5,257,360.11

   Reallocated Investor Finance Charge Collections                                                                    11,030,246.69
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.5733%
   Base Rate                                                                                                                7.4863%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A             CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------             -------  -------------------             -----
   Beginning Certificates Balance                         501,000,000.00       45,000,000.00        54,000,000.00    600,000,000.00
   Interest Distributions                                   2,233,625.00          204,000.00           254,250.00      2,691,875.00
   Principal Deposits - Prin. Funding Account                       0.00                0.00                 0.00              0.00
   Principal Distributions                                          0.00                0.00                 0.00              0.00
   Total Distributions                                      2,233,625.00          204,000.00           254,250.00      2,691,875.00
   Ending Certificates Balance                            501,000,000.00       45,000,000.00        54,000,000.00    600,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.46

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.46

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.53

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.53

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                 $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                    $6,027,136.58

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $254,250.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                     $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                      $5,772,886.58

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                            $9,210,255.99

           a.  Class A Monthly Interest:                                                                       $2,233,625.00
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $1,307,180.07
           e.  Excess Spread:                                                                                  $5,669,450.92

      2.   Class B Available Funds:                                                                              $827,268.50

           a.  Class B Monthly Interest:                                                                         $204,000.00
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                    $623,268.50

      3.   Collateral Available Funds:                                                                           $992,722.20

           a.  Excess Spread:                                                                                    $992,722.20

      4.   Total Excess Spread:                                                                                $7,285,441.62

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2005-1 Allocable Principal
           Collections:                                                                                      $231,359,130.83

      3.   Principal Allocation Percentage of
           Series 2005-1 Allocable Principal
           Collections:                                                                                      $147,573,438.29

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $147,573,438.29

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-1:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $1,565,485.11

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $149,138,923.40

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                        $54,000,000.00

      2.   Required Collateral Invested Amount:                                                               $54,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $149,138,923.40

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-1.

      1.   Excess Spread:                                                                                      $7,285,441.62
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                              $117,411.38
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $254,250.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $140,893.66
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                         $5,772,886.58


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.4863%
           b.  Prior Monthly Period:                                                                                 7.4863%
           c.  Second Prior Monthly Period:                                                                          7.4310%

      2.   Three Month Average Base Rate:                                                                            7.4679%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.5733%
           b.  Prior Monthly Period:                                                                                19.8430%
           c.  Second Prior Monthly Period:                                                                         19.3113%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.2426%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2005-2 CERTIFICATES

                                                                               TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                      SERIES ALLOCATIONS        INTEREST  TRANSFERORS INTEREST
   ----------------------------------                      ------------------  --------------  --------------------
   Beginning Invested /Transferor Amount                   940,653,549.25       600,000,000.00       340,653,549.25
   Beginning Adjusted Invested Amount                                 N/A       600,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A             63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A             63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  17,341,516.66        11,061,362.61         6,280,154.05
   Collections of Principal Receivables                    231,359,130.83       147,573,438.29        83,785,692.54
   Defaulted Amount                                          2,454,298.54         1,565,485.11           888,813.43

   Ending Invested / Transferor Amounts                    952,589,162.09       600,000,000.00       352,589,162.09

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A              CLASS B  COLLATERAL INTEREST           TOTAL
   --------------------------------------                         -------              -------  -------------------           -----
   Principal Funding Account                                         0.00                 0.00                 0.00            0.00
   Investment Proceeds for Monthly Period                            0.00                 0.00                 0.00            0.00
   Reserve Account Opening Balance                                   0.00                 0.00                 0.00            0.00
   Reserve Account Deposit                                           0.00                 0.00                 0.00            0.00
   Reserve Draw Amount                                               0.00                 0.00                 0.00            0.00
   Reserve Account Surplus                                           0.00                 0.00                 0.00            0.00
   Reserve Account Closing Balance                                   0.00                 0.00                 0.00            0.00

   LIBOR Determination Date                             November 13, 2006    November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.4200%              5.6000%              5.8100%
   Monthly Interest Due                                      2,262,850.00           210,000.00           261,450.00    2,734,300.00
   Outstanding Monthly Interest Due                                  0.00                 0.00                 0.00            0.00
   Additional Interest Due                                           0.00                 0.00                 0.00            0.00
   Total Interest Due                                        2,262,850.00           210,000.00           261,450.00    2,734,300.00
   Investor Default Amount                                   1,307,180.07           117,411.38           140,893.66    1,565,485.11
   Investor Monthly Fees Due                                   835,000.00            75,000.00            90,000.00    1,000,000.00
   Investor Additional Amounts Due                                   0.00                 0.00                 0.00            0.00
   Total Due                                                 4,405,030.07           402,411.38           492,343.66    5,299,785.11

   Reallocated Investor Finance Charge Collections                                                                    11,072,671.69
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.6566%
   Base Rate                                                                                                                7.5723%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A              CLASS B  COLLATERAL INTEREST           TOTAL
   --------------------------------------------                   -------              -------  -------------------           -----
   Beginning Certificates Balance                          501,000,000.00        45,000,000.00        54,000,000.00  600,000,000.00
   Interest Distributions                                    2,262,850.00           210,000.00           261,450.00    2,734,300.00
   Principal Deposits - Prin. Funding Account                        0.00                 0.00                 0.00            0.00
   Principal Distributions                                           0.00                 0.00                 0.00            0.00
   Total Distributions                                       2,262,850.00           210,000.00           261,450.00    2,734,300.00
   Ending Certificates Balance                             501,000,000.00        45,000,000.00        54,000,000.00  600,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                            $4.52

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                         $4.52

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                            $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                 $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                            $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                       $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                        $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                        $4.67

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                         $4.67

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                             $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                      $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                  $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                             $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                  $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                     $6,034,336.58

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                      $261,450.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                         $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                      $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                       $5,772,886.58

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                    $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                             $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                             $9,245,680.86

           a.  Class A Monthly Interest:                                                                        $2,262,850.00
           b.  Class A Outstanding Monthly Interest:                                                                    $0.00
           c.  Class A Additional Interest:                                                                             $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                    $1,307,180.07
           e.  Excess Spread:                                                                                   $5,675,650.79

      2.   Class B Available Funds:                                                                               $830,450.38

           a.  Class B Monthly Interest:                                                                          $210,000.00
           b.  Class B Outstanding Monthly Interest:                                                                    $0.00
           c.  Class B Additional Interest:                                                                             $0.00
           d.  Excess Spread:                                                                                     $620,450.38

      3.   Collateral Available Funds:                                                                            $996,540.45

           a.  Excess Spread:                                                                                     $996,540.45

      4.   Total Excess Spread:                                                                                 $7,292,641.62

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                          63.7854%

      2.   Series 2005-2 Allocable Principal
           Collections:                                                                                       $231,359,130.83

      3.   Principal Allocation Percentage of
           Series 2005-2 Allocable Principal
           Collections:                                                                                       $147,573,438.29

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                        $0.00

      5.   Item 3 minus item 4:                                                                               $147,573,438.29

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-2:                                                                           $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                         $1,565,485.11

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                            $149,138,923.40

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                         $54,000,000.00

      2.   Required Collateral Invested Amount:                                                                $54,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                    $0.00

      4.   Treated as Shared Principal Collections:                                                           $149,138,923.40

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                   $0.00

      2.   Excess of Collateral Invested Amount                                                                         $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                                     $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-2.

      1.   Excess Spread:                                                                                       $7,292,641.62
      2.   Excess Finance Charge Collections:                                                                           $0.00
      3.   Applied to fund Class A Required Amount:                                                                     $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                          $0.00
      5.   Applied to fund Class B overdue Interest:                                                                    $0.00
      6.   Applied to fund Class B Required Amount:                                                               $117,411.38
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      8.   Applied to Collateral Monthly Interest:                                                                $261,450.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                             $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                       $140,893.66
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      12.  Deposited to Reserve Account:                                                                                $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                          $5,772,886.58


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                7.5723%
           b.  Prior Monthly Period:                                                                                  7.5723%
           c.  Second Prior Monthly Period:                                                                           7.5171%

      2.   Three Month Average Base Rate:                                                                             7.5539%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                               18.6566%
           b.  Prior Monthly Period:                                                                                 19.9291%
           c.  Second Prior Monthly Period:                                                                          19.3974%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                      19.3277%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                 Yes

SERIES 2005-3 CERTIFICATES

                                                                              TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                     SERIES ALLOCATIONS        INTEREST  TRANSFERORS INTEREST
   ----------------------------------                     ------------------  --------------  --------------------
   Beginning Invested /Transferor Amount                  1,097,429,140.79     700,000,000.00       397,429,140.79
   Beginning Adjusted Invested Amount                                  N/A     700,000,000.00                  N/A
   Floating Allocation Percentage                                      N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                     N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                   20,231,769.44      12,904,923.04         7,326,846.40
   Collections of Principal Receivables                     269,918,985.97     172,169,011.33        97,749,974.64
   Defaulted Amount                                           2,863,348.30       1,826,399.30         1,036,949.00

   Ending Invested / Transferor Amounts                   1,111,354,022.43     700,000,000.00       411,354,022.43

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                          CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                          -------            -------  -------------------             -----
   Principal Funding Account                                          0.00               0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                             0.00               0.00                 0.00              0.00
   Reserve Account Opening Balance                                    0.00               0.00                 0.00              0.00
   Reserve Account Deposit                                            0.00               0.00                 0.00              0.00
   Reserve Draw Amount                                                0.00               0.00                 0.00              0.00
   Reserve Account Surplus                                            0.00               0.00                 0.00              0.00
   Reserve Account Closing Balance                                    0.00               0.00                 0.00              0.00

   LIBOR Determination Date                              November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                    5.3200%            5.4600%              5.5700%
   Monthly Interest Due                                       2,591,283.33         238,875.00           292,425.00      3,122,583.33
   Outstanding Monthly Interest Due                                   0.00               0.00                 0.00              0.00
   Additional Interest Due                                            0.00               0.00                 0.00              0.00
   Total Interest Due                                         2,591,283.33         238,875.00           292,425.00      3,122,583.33
   Investor Default Amount                                    1,525,043.42         136,979.95           164,375.94      1,826,399.30
   Investor Monthly Fees Due                                    974,166.67          87,500.00           105,000.00      1,166,666.67
   Investor Additional Amounts Due                                    0.00               0.00                 0.00              0.00
   Total Due                                                  5,090,493.42         463,354.95           561,800.94      6,115,649.31

   Reallocated Investor Finance Charge Collections                                                                     12,850,683.64
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.5432%
   Base Rate                                                                                                                 7.4551%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                    CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                    -------            -------  -------------------             -----
   Beginning Certificates Balance                           584,500,000.00      52,500,000.00        63,000,000.00    700,000,000.00
   Interest Distributions                                     2,591,283.33         238,875.00           292,425.00      3,122,583.33
   Principal Deposits - Prin. Funding Account                         0.00               0.00                 0.00              0.00
   Principal Distributions                                            0.00               0.00                 0.00              0.00
   Total Distributions                                        2,591,283.33         238,875.00           292,425.00      3,122,583.33
   Ending Certificates Balance                              584,500,000.00      52,500,000.00        63,000,000.00    700,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                            $4.43

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                         $4.43

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                            $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                 $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                            $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                       $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                        $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                        $4.55

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                         $4.55

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                             $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                      $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                  $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                             $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                  $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                     $7,027,459.33

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                      $292,425.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                         $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                      $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                       $6,735,034.33

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                    $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                             $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                            $10,730,320.84

           a.  Class A Monthly Interest:                                                                        $2,591,283.33
           b.  Class A Outstanding Monthly Interest:                                                                    $0.00
           c.  Class A Additional Interest:                                                                             $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                    $1,525,043.42
           e.  Excess Spread:                                                                                   $6,613,994.09

      2.   Class B Available Funds:                                                                               $963,801.27

           a.  Class B Monthly Interest:                                                                          $238,875.00
           b.  Class B Outstanding Monthly Interest:                                                                    $0.00
           c.  Class B Additional Interest:                                                                             $0.00
           d.  Excess Spread:                                                                                     $724,926.27

      3.   Collateral Available Funds:                                                                          $1,156,561.53

           a.  Excess Spread:                                                                                   $1,156,561.53

      4.   Total Excess Spread:                                                                                 $8,495,481.89

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                          63.7854%

      2.   Series 2005-3 Allocable Principal
           Collections:                                                                                       $269,918,985.97

      3.   Principal Allocation Percentage of
           Series 2005-3 Allocable Principal
           Collections:                                                                                       $172,169,011.33

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                        $0.00

      5.   Item 3 minus item 4:                                                                               $172,169,011.33

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-3:                                                                           $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                         $1,826,399.31

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                            $173,995,410.64

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                         $63,000,000.00

      2.   Required Collateral Invested Amount:                                                                $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                    $0.00

      4.   Treated as Shared Principal Collections:                                                           $173,995,410.64

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                   $0.00

      2.   Excess of Collateral Invested Amount                                                                         $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                                     $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-3.

      1.   Excess Spread:                                                                                       $8,495,481.89
      2.   Excess Finance Charge Collections:                                                                           $0.00
      3.   Applied to fund Class A Required Amount:                                                                     $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                          $0.00
      5.   Applied to fund Class B overdue Interest:                                                                    $0.00
      6.   Applied to fund Class B Required Amount:                                                               $136,979.95
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      8.   Applied to Collateral Monthly Interest:                                                                $292,425.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                             $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                       $164,375.94
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      12.  Deposited to Reserve Account:                                                                                $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                          $6,735,034.33


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                7.4551%
           b.  Prior Monthly Period:                                                                                  7.4551%
           c.  Second Prior Monthly Period:                                                                           7.3999%

      2.   Three Month Average Base Rate:                                                                             7.4367%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                               18.5432%
           b.  Prior Monthly Period:                                                                                 19.8119%
           c.  Second Prior Monthly Period:                                                                          19.2802%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                      19.2117%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                 Yes

SERIES 2005-4 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                    SERIES ALLOCATIONS        INTEREST   TRANSFERORS INTEREST
   ----------------------------------                    ------------------  --------------   --------------------
   Beginning Invested /Transferor Amount                   783,877,957.71     500,000,000.00        283,877,957.71
   Beginning Adjusted Invested Amount                                 N/A     500,000,000.00                   N/A
   Floating Allocation Percentage                                     N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                  14,451,263.89       9,217,802.18          5,233,461.71
   Collections of Principal Receivables                    192,799,275.69     122,977,865.24         69,821,410.45
   Defaulted Amount                                          2,045,248.79       1,304,570.93            740,677.86

   Ending Invested / Transferor Amounts                    793,824,301.74     500,000,000.00        293,824,301.74

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------   -------------------             -----
   Principal Funding Account                                         0.00               0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                  0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                  0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                  0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                  0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                  0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                  0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3900%            5.5700%               5.7400%
   Monthly Interest Due                                      1,875,270.83         174,062.50            215,250.00      2,264,583.33
   Outstanding Monthly Interest Due                                  0.00               0.00                  0.00              0.00
   Additional Interest Due                                           0.00               0.00                  0.00              0.00
   Total Interest Due                                        1,875,270.83         174,062.50            215,250.00      2,264,583.33
   Investor Default Amount                                   1,089,316.73          97,842.82            117,411.38      1,304,570.93
   Investor Monthly Fees Due                                   695,833.33          62,500.00             75,000.00        833,333.33
   Investor Additional Amounts Due                                   0.00               0.00                  0.00              0.00
   Total Due                                                 3,660,420.89         334,405.32            407,661.38      4,402,487.59

   Reallocated Investor Finance Charge Collections                                                                      9,213,226.41
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.6236%
   Base Rate                                                                                                                 7.5383%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------   -------------------             -----
   Beginning Certificates Balance                          417,500,000.00      37,500,000.00         45,000,000.00    500,000,000.00
   Interest Distributions                                    1,875,270.83         174,062.50            215,250.00      2,264,583.33
   Principal Deposits - Prin. Funding Account                        0.00               0.00                  0.00              0.00
   Principal Distributions                                           0.00               0.00                  0.00              0.00
   Total Distributions                                       1,875,270.83         174,062.50            215,250.00      2,264,583.33
   Ending Certificates Balance                             417,500,000.00      37,500,000.00         45,000,000.00    500,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.49

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.49

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                       $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.64

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.64

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                 $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                    $5,025,988.82

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $215,250.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                     $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                      $4,810,738.82

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                            $7,693,044.05

           a.  Class A Monthly Interest:                                                                       $1,875,270.83
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $1,089,316.73
           e.  Excess Spread:                                                                                  $4,728,456.49

      2.   Class B Available Funds:                                                                              $690,991.98

           a.  Class B Monthly Interest:                                                                         $174,062.50
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                    $516,929.48

      3.   Collateral Available Funds:                                                                           $829,190.38

           a.  Excess Spread:                                                                                    $829,190.38

      4.   Total Excess Spread:                                                                                $6,074,576.35

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2005-4 Allocable Principal
           Collections:                                                                                      $192,799,275.69

      3.   Principal Allocation Percentage of
           Series 2005-4 Allocable Principal
           Collections:                                                                                      $122,977,865.24

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $122,977,865.24

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-4:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $1,304,570.93

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $124,282,436.17

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                        $45,000,000.00

      2.   Required Collateral Invested Amount:                                                               $45,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $124,282,436.17

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-4.

      1.   Excess Spread:                                                                                      $6,074,576.35
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                               $97,842.82
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $215,250.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                              $833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $117,411.38
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                         $4,810,738.82


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.5383%
           b.  Prior Monthly Period:                                                                                 7.5383%
           c.  Second Prior Monthly Period:                                                                          7.4830%

      2.   Three Month Average Base Rate:                                                                            7.5198%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.6236%
           b.  Prior Monthly Period:                                                                                19.8950%
           c.  Second Prior Monthly Period:                                                                         19.3633%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.2940%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2005-5 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST  TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------  --------------------
   Beginning Invested /Transferor Amount                 1,724,531,506.95   1,100,000,000.00       624,531,506.95
   Beginning Adjusted Invested Amount                                 N/A   1,100,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  31,792,780.55      20,279,164.78        11,513,615.77
   Collections of Principal Receivables                    424,158,406.53     270,551,303.53       153,607,103.00
   Defaulted Amount                                          4,499,547.33       2,870,056.04         1,629,491.29

   Ending Invested / Transferor Amounts                  1,746,413,463.82   1,100,000,000.00       646,413,463.82

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------                         -------            -------  -------------------              -----
   Principal Funding Account                                         0.00               0.00                 0.00               0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                 0.00               0.00
   Reserve Account Opening Balance                                   0.00               0.00                 0.00               0.00
   Reserve Account Deposit                                           0.00               0.00                 0.00               0.00
   Reserve Draw Amount                                               0.00               0.00                 0.00               0.00
   Reserve Account Surplus                                           0.00               0.00                 0.00               0.00
   Reserve Account Closing Balance                                   0.00               0.00                 0.00               0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3600%            5.5000%              5.6400%
   Monthly Interest Due                                      4,102,633.33         378,125.00           465,300.00       4,946,058.33
   Outstanding Monthly Interest Due                                  0.00               0.00                 0.00               0.00
   Additional Interest Due                                           0.00               0.00                 0.00               0.00
   Total Interest Due                                        4,102,633.33         378,125.00           465,300.00       4,946,058.33
   Investor Default Amount                                   2,396,496.79         215,254.20           258,305.04       2,870,056.04
   Investor Monthly Fees Due                                 1,530,833.33         137,500.00           165,000.00       1,833,333.33
   Investor Additional Amounts Due                                   0.00               0.00                 0.00               0.00
   Total Due                                                 8,029,963.45         730,879.20           888,605.04       9,649,447.69

   Reallocated Investor Finance Charge Collections                                                                     20,233,073.10
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.5850%
   Base Rate                                                                                                                 7.4984%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------------                   -------            -------  -------------------              -----
   Beginning Certificates Balance                          918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00
   Interest Distributions                                    4,102,633.33         378,125.00           465,300.00       4,946,058.33
   Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00               0.00
   Principal Distributions                                           0.00               0.00                 0.00               0.00
   Total Distributions                                       4,102,633.33         378,125.00           465,300.00       4,946,058.33
   Ending Certificates Balance                             918,500,000.00      82,500,000.00        99,000,000.00   1,100,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.47

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.47

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                       $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.58

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.58

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                 $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                   $11,048,925.41

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $465,300.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                     $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                     $10,583,625.41

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                           $16,894,616.04

           a.  Class A Monthly Interest:                                                                       $4,102,633.33
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $2,396,496.79
           e.  Excess Spread:                                                                                 $10,395,485.92

      2.   Class B Available Funds:                                                                            $1,517,480.48

           a.  Class B Monthly Interest:                                                                         $378,125.00
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                  $1,139,355.48

      3.   Collateral Available Funds:                                                                         $1,820,976.58

           a.  Excess Spread:                                                                                  $1,820,976.58

      4.   Total Excess Spread:                                                                               $13,355,817.98

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2005-5 Allocable Principal
           Collections:                                                                                      $424,158,406.53

      3.   Principal Allocation Percentage of
           Series 2005-5 Allocable Principal
           Collections:                                                                                      $270,551,303.53

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $270,551,303.53

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-5:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $2,870,056.03

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $273,421,359.56

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                        $99,000,000.00

      2.   Required Collateral Invested Amount:                                                               $99,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $273,421,359.56

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-5.

      1.   Excess Spread:                                                                                     $13,355,817.98
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                              $215,254.20
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $465,300.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $258,305.04
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                        $10,583,625.41


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.4984%
           b.  Prior Monthly Period:                                                                                 7.4984%
           c.  Second Prior Monthly Period:                                                                          7.4431%

      2.   Three Month Average Base Rate:                                                                            7.4800%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.5850%
           b.  Prior Monthly Period:                                                                                19.8552%
           c.  Second Prior Monthly Period:                                                                         19.3235%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.2546%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2005-6 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS           INTEREST   TRANSFERORS INTEREST
   ----------------------------------                 ------------------     --------------   --------------------
   Beginning Invested /Transferor Amount                1,097,429,140.79      700,000,000.00        397,429,140.79
   Beginning Adjusted Invested Amount                                N/A      700,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A            63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A            63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 20,231,769.44       12,904,923.04          7,326,846.40
   Collections of Principal Receivables                   269,918,985.97      172,169,011.33         97,749,974.64
   Defaulted Amount                                         2,863,348.30        1,826,399.30          1,036,949.00

   Ending Invested / Transferor Amounts                 1,111,354,022.43      700,000,000.00        411,354,022.43

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------                        -------             -------   -------------------             -----
   Principal Funding Account                                        0.00                0.00                  0.00              0.00
   Investment Proceeds for Monthly Period                           0.00                0.00                  0.00              0.00
   Reserve Account Opening Balance                                  0.00                0.00                  0.00              0.00
   Reserve Account Deposit                                          0.00                0.00                  0.00              0.00
   Reserve Draw Amount                                              0.00                0.00                  0.00              0.00
   Reserve Account Surplus                                          0.00                0.00                  0.00              0.00
   Reserve Account Closing Balance                                  0.00                0.00                  0.00              0.00

   LIBOR Determination Date                            November 13, 2006   November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.3200%             5.4600%               5.5700%
   Monthly Interest Due                                     2,591,283.33          238,875.00            292,425.00      3,122,583.33
   Outstanding Monthly Interest Due                                 0.00                0.00                  0.00              0.00
   Additional Interest Due                                          0.00                0.00                  0.00              0.00
   Total Interest Due                                       2,591,283.33          238,875.00            292,425.00      3,122,583.33
   Investor Default Amount                                  1,525,043.42          136,979.95            164,375.94      1,826,399.30
   Investor Monthly Fees Due                                  974,166.67           87,500.00            105,000.00      1,166,666.67
   Investor Additional Amounts Due                                  0.00                0.00                  0.00              0.00
   Total Due                                                5,090,493.42          463,354.95            561,800.94      6,115,649.31

   Reallocated Investor Finance Charge Collections                                                                     12,850,683.64
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.5432%
   Base Rate                                                                                                                 7.4551%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A             CLASS B   COLLATERAL INTEREST             TOTAL
   --------------------------------------------                  -------             -------   -------------------             -----
   Beginning Certificates Balance                         584,500,000.00       52,500,000.00         63,000,000.00    700,000,000.00
   Interest Distributions                                   2,591,283.33          238,875.00            292,425.00      3,122,583.33
   Principal Deposits - Prin. Funding Account                       0.00                0.00                  0.00              0.00
   Principal Distributions                                          0.00                0.00                  0.00              0.00
   Total Distributions                                      2,591,283.33          238,875.00            292,425.00      3,122,583.33
   Ending Certificates Balance                            584,500,000.00       52,500,000.00         63,000,000.00    700,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                              $4.43

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                           $4.43

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                              $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                   $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                  $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                  $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                              $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                  $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                    $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                          $4.55

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                           $4.55

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                               $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                        $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                  $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                    $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                  $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                               $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                              $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                    $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                       $7,027,459.33

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                        $292,425.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                           $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                        $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                         $6,735,034.33


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                      $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                               $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                              $10,730,320.84

           a.  Class A Monthly Interest:                                                                          $2,591,283.33
           b.  Class A Outstanding Monthly Interest:                                                                      $0.00
           c.  Class A Additional Interest:                                                                               $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                      $1,525,043.42
           e.  Excess Spread:                                                                                     $6,613,994.09

      2.   Class B Available Funds:                                                                                 $963,801.27

           a.  Class B Monthly Interest:                                                                            $238,875.00
           b.  Class B Outstanding Monthly Interest:                                                                      $0.00
           c.  Class B Additional Interest:                                                                               $0.00
           d.  Excess Spread:                                                                                       $724,926.27

      3.   Collateral Available Funds:                                                                            $1,156,561.53

           a.  Excess Spread:                                                                                     $1,156,561.53

      4.   Total Excess Spread:                                                                                   $8,495,481.89

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                            63.7854%

      2.   Series 2005-6 Allocable Principal
           Collections:                                                                                         $269,918,985.97

      3.   Principal Allocation Percentage of
           Series 2005-6 Allocable Principal
           Collections:                                                                                         $172,169,011.33

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                          $0.00

      5.   Item 3 minus item 4:                                                                                 $172,169,011.33

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-6:                                                                             $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                           $1,826,399.31

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                              $173,995,410.64

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                           $63,000,000.00

      2.   Required Collateral Invested Amount:                                                                  $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                             $173,995,410.64

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                     $0.00

      2.   Excess of Collateral Invested Amount                                                                           $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                        $0.00

      4.   Treated as Shared Principal Collections:                                                                       $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-6.

      1.   Excess Spread:                                                                                         $8,495,481.89
      2.   Excess Finance Charge Collections:                                                                             $0.00
      3.   Applied to fund Class A Required Amount:                                                                       $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                            $0.00
      5.   Applied to fund Class B overdue Interest:                                                                      $0.00
      6.   Applied to fund Class B Required Amount:                                                                 $136,979.95
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                    $0.00
      8.   Applied to Collateral Monthly Interest:                                                                  $292,425.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                               $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                         $164,375.94
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                    $0.00
      12.  Deposited to Reserve Account:                                                                                  $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                            $6,735,034.33


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                  7.4551%
           b.  Prior Monthly Period:                                                                                    7.4551%
           c.  Second Prior Monthly Period:                                                                             7.3999%

      2.   Three Month Average Base Rate:                                                                               7.4367%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                                 18.5432%
           b.  Prior Monthly Period:                                                                                   19.8119%
           c.  Second Prior Monthly Period:                                                                            19.2802%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                        19.2117%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                   Yes

SERIES 2005-7 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST  TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------  --------------------
   Beginning Invested /Transferor Amount                 1,097,429,140.79     700,000,000.00       397,429,140.79
   Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  20,231,769.44      12,904,923.04         7,326,846.40
   Collections of Principal Receivables                    269,918,985.97     172,169,011.33        97,749,974.64
   Defaulted Amount                                          2,863,348.30       1,826,399.30         1,036,949.00

   Ending Invested / Transferor Amounts                  1,111,354,022.43     700,000,000.00       411,354,022.43

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------  -------------------             -----
   Principal Funding Account                                         0.00               0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                 0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                 0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                 0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                 0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                 0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                 0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3900%            5.5900%              5.7300%
   Monthly Interest Due                                      2,625,379.17         244,562.50           300,825.00      3,170,766.67
   Outstanding Monthly Interest Due                                  0.00               0.00                 0.00              0.00
   Additional Interest Due                                           0.00               0.00                 0.00              0.00
   Total Interest Due                                        2,625,379.17         244,562.50           300,825.00      3,170,766.67
   Investor Default Amount                                   1,525,043.42         136,979.95           164,375.94      1,826,399.30
   Investor Monthly Fees Due                                   974,166.67          87,500.00           105,000.00      1,166,666.67
   Investor Additional Amounts Due                                   0.00               0.00                 0.00              0.00
   Total Due                                                 5,124,589.26         469,042.45           570,200.94      6,163,832.65

   Reallocated Investor Finance Charge Collections                                                                    12,898,866.98
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.6242%
   Base Rate                                                                                                                7.5389%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------  -------------------             -----
   Beginning Certificates Balance                          584,500,000.00      52,500,000.00        63,000,000.00    700,000,000.00
   Interest Distributions                                    2,625,379.17         244,562.50           300,825.00      3,170,766.67
   Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00              0.00
   Principal Distributions                                           0.00               0.00                 0.00              0.00
   Total Distributions                                       2,625,379.17         244,562.50           300,825.00      3,170,766.67
   Ending Certificates Balance                             584,500,000.00      52,500,000.00        63,000,000.00    700,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                        $4.49

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                     $4.49

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                        $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                             $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                            $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                            $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                        $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                            $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                   $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                    $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                    $4.66

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                     $4.66

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                         $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                  $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                            $0.00


  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                              $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                            $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                         $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                        $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                              $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                 $7,035,859.33

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                  $300,825.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                     $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                  $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                   $6,735,034.33

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                         $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                        $10,770,553.93

           a.  Class A Monthly Interest:                                                                    $2,625,379.17
           b.  Class A Outstanding Monthly Interest:                                                                $0.00
           c.  Class A Additional Interest:                                                                         $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                $1,525,043.42
           e.  Excess Spread:                                                                               $6,620,131.34

      2.   Class B Available Funds:                                                                           $967,415.02

           a.  Class B Monthly Interest:                                                                      $244,562.50
           b.  Class B Outstanding Monthly Interest:                                                                $0.00
           c.  Class B Additional Interest:                                                                         $0.00
           d.  Excess Spread:                                                                                 $722,852.52

      3.   Collateral Available Funds:                                                                      $1,160,898.03

           a.  Excess Spread:                                                                               $1,160,898.03

      4.   Total Excess Spread:                                                                             $8,503,881.89

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                      63.7854%

      2.   Series 2005-7 Allocable Principal
           Collections:                                                                                   $269,918,985.97

      3.   Principal Allocation Percentage of
           Series 2005-7 Allocable Principal
           Collections:                                                                                   $172,169,011.33

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                    $0.00

      5.   Item 3 minus item 4:                                                                           $172,169,011.33

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-7:                                                                       $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                     $1,826,399.31

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                        $173,995,410.64


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                     $63,000,000.00

      2.   Required Collateral Invested Amount:                                                            $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                $0.00

      4.   Treated as Shared Principal Collections:                                                       $173,995,410.64

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                               $0.00

      2.   Excess of Collateral Invested Amount                                                                     $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                  $0.00

      4.   Treated as Shared Principal Collections:                                                                 $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-7.

      1.   Excess Spread:                                                                                   $8,503,881.89
      2.   Excess Finance Charge Collections:                                                                       $0.00
      3.   Applied to fund Class A Required Amount:                                                                 $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                      $0.00
      5.   Applied to fund Class B overdue Interest:                                                                $0.00
      6.   Applied to fund Class B Required Amount:                                                           $136,979.95
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                              $0.00
      8.   Applied to Collateral Monthly Interest:                                                            $300,825.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                         $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                   $164,375.94
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                              $0.00
      12.  Deposited to Reserve Account:                                                                            $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                      $6,735,034.33


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                            7.5389%
           b.  Prior Monthly Period:                                                                              7.5389%
           c.  Second Prior Monthly Period:                                                                       7.4836%

      2.   Three Month Average Base Rate:                                                                         7.5204%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                           18.6242%
           b.  Prior Monthly Period:                                                                             19.8956%
           c.  Second Prior Monthly Period:                                                                      19.3639%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                  19.2946%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                             Yes

SERIES 2005-8 CERTIFICATES

                                                                            TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS         INTEREST  TRANSFERORS INTEREST
   ----------------------------------                  ------------------   --------------  --------------------
   Beginning Invested /Transferor Amount                   783,877,957.71    500,000,000.00       283,877,957.71
   Beginning Adjusted Invested Amount                                 N/A    500,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A          63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A          63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  14,451,263.89      9,217,802.18         5,233,461.71
   Collections of Principal Receivables                    192,799,275.69    122,977,865.24        69,821,410.45
   Defaulted Amount                                          2,045,248.79      1,304,570.93           740,677.86

   Ending Invested / Transferor Amounts                    793,824,301.74    500,000,000.00       293,824,301.74

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A           CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------           -------  -------------------             -----
   Principal Funding Account                                         0.00              0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                            0.00              0.00                 0.00              0.00
   Reserve Account Opening Balance                                   0.00              0.00                 0.00              0.00
   Reserve Account Deposit                                           0.00              0.00                 0.00              0.00
   Reserve Draw Amount                                               0.00              0.00                 0.00              0.00
   Reserve Account Surplus                                           0.00              0.00                 0.00              0.00
   Reserve Account Closing Balance                                   0.00              0.00                 0.00              0.00

   LIBOR Determination Date                             November 13, 2006 November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3500%           5.4900%              5.6500%
   Monthly Interest Due                                      1,861,354.17        171,562.50           211,875.00      2,244,791.67
   Outstanding Monthly Interest Due                                  0.00              0.00                 0.00              0.00
   Additional Interest Due                                           0.00              0.00                 0.00              0.00
   Total Interest Due                                        1,861,354.17        171,562.50           211,875.00      2,244,791.67
   Investor Default Amount                                   1,089,316.73         97,842.82           117,411.38      1,304,570.93
   Investor Monthly Fees Due                                   695,833.33         62,500.00            75,000.00        833,333.33
   Investor Additional Amounts Due                                   0.00              0.00                 0.00              0.00
   Total Due                                                 3,646,504.23        331,905.32           404,286.38      4,382,695.93

   Reallocated Investor Finance Charge Collections                                                                    9,193,434.75
   Interest and Principal Funding Investment Proceeds                                                                         0.00
   Interest on Reserve Account                                                                                                0.00
   Series Adjusted Portfolio Yield                                                                                        18.5770%
   Base Rate                                                                                                               7.4901%
   Excess Spread Percentage                                                                                               11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A           CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------           -------  -------------------             -----
   Beginning Certificates Balance                          417,500,000.00     37,500,000.00        45,000,000.00    500,000,000.00
   Interest Distributions                                    1,861,354.17        171,562.50           211,875.00      2,244,791.67
   Principal Deposits - Prin. Funding Account                        0.00              0.00                 0.00              0.00
   Principal Distributions                                           0.00              0.00                 0.00              0.00
   Total Distributions                                       1,861,354.17        171,562.50           211,875.00      2,244,791.67
   Ending Certificates Balance                             417,500,000.00     37,500,000.00        45,000,000.00    500,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                         $4.46

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                      $4.46

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                         $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                              $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                             $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                             $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                         $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                             $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                    $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                               $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                     $4.58

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                      $4.58

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                          $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                   $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                             $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                               $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                             $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                          $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                         $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                               $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                  $5,022,613.83

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                   $211,875.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                      $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                   $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                    $4,810,738.83


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                 $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                          $0.00


  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                          $7,676,518.02

           a.  Class A Monthly Interest:                                                                     $1,861,354.17
           b.  Class A Outstanding Monthly Interest:                                                                 $0.00
           c.  Class A Additional Interest:                                                                          $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                 $1,089,316.73
           e.  Excess Spread:                                                                                $4,725,847.12

      2.   Class B Available Funds:                                                                            $689,507.61

           a.  Class B Monthly Interest:                                                                       $171,562.50
           b.  Class B Outstanding Monthly Interest:                                                                 $0.00
           c.  Class B Additional Interest:                                                                          $0.00
           d.  Excess Spread:                                                                                  $517,945.11

      3.   Collateral Available Funds:                                                                         $827,409.13

           a.  Excess Spread:                                                                                  $827,409.13

      4.   Total Excess Spread:                                                                              $6,071,201.36

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                       63.7854%

      2.   Series 2005-8 Allocable Principal
           Collections:                                                                                    $192,799,275.69

      3.   Principal Allocation Percentage of
           Series 2005-8 Allocable Principal
           Collections:                                                                                    $122,977,865.24

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                     $0.00

      5.   Item 3 minus item 4:                                                                            $122,977,865.24

      6.   Shared Principal Collections from other
           Series allocated to Series 2005-8:                                                                        $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                      $1,304,570.93

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                         $124,282,436.17

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                      $45,000,000.00

      2.   Required Collateral Invested Amount:                                                             $45,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                 $0.00

      4.   Treated as Shared Principal Collections:                                                        $124,282,436.17

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                $0.00

      2.   Excess of Collateral Invested Amount                                                                      $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                                  $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2005-8.

      1.   Excess Spread:                                                                                    $6,071,201.36
      2.   Excess Finance Charge Collections:                                                                        $0.00
      3.   Applied to fund Class A Required Amount:                                                                  $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                       $0.00
      5.   Applied to fund Class B overdue Interest:                                                                 $0.00
      6.   Applied to fund Class B Required Amount:                                                             $97,842.82
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                               $0.00
      8.   Applied to Collateral Monthly Interest:                                                             $211,875.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                    $117,411.38
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                               $0.00
      12.  Deposited to Reserve Account:                                                                             $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                       $4,810,738.83


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                             7.4901%
           b.  Prior Monthly Period:                                                                               7.4901%
           c.  Second Prior Monthly Period:                                                                        7.4348%

      2.   Three Month Average Base Rate:                                                                          7.4717%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                            18.5770%
           b.  Prior Monthly Period:                                                                              19.8468%
           c.  Second Prior Monthly Period:                                                                       19.3151%

      4.   Three Month Average Series Adjusted Portfolio Yield:                                                   19.2463%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                              Yes

SERIES 2006-1 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST  TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------  --------------------
   Beginning Invested /Transferor Amount                 1,567,755,915.41   1,000,000,000.00       567,755,915.41
   Beginning Adjusted Invested Amount                                 N/A   1,000,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  28,902,527.77      18,435,604.35        10,466,923.42
   Collections of Principal Receivables                    385,598,551.39     245,955,730.48       139,642,820.91
   Defaulted Amount                                          4,090,497.57       2,609,141.85         1,481,355.72

   Ending Invested / Transferor Amounts                  1,587,648,603.48   1,000,000,000.00       587,648,603.48

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------  -------------------             -----
   Principal Funding Account                                         0.00               0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                 0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                 0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                 0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                 0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                 0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                 0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3500%            5.4600%              5.6000%
   Monthly Interest Due                                      3,722,708.33         341,250.00           420,000.00      4,483,958.33
   Outstanding Monthly Interest Due                                  0.00               0.00                 0.00              0.00
   Additional Interest Due                                           0.00               0.00                 0.00              0.00
   Total Interest Due                                        3,722,708.33         341,250.00           420,000.00      4,483,958.33
   Investor Default Amount                                   2,178,633.44         195,685.64           234,822.77      2,609,141.85
   Investor Monthly Fees Due                                 1,391,666.67         125,000.00           150,000.00      1,666,666.67
   Investor Additional Amounts Due                                   0.00               0.00                 0.00              0.00
   Total Due                                                 7,293,008.44         661,935.64           804,822.77      8,759,766.85

   Reallocated Investor Finance Charge Collections                                                                    18,381,244.48
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.5704%
   Base Rate                                                                                                                7.4833%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------  -------------------             -----
   Beginning Certificates Balance                          835,000,000.00      75,000,000.00        90,000,000.00  1,000,000,000.00
   Interest Distributions                                    3,722,708.33         341,250.00           420,000.00      4,483,958.33
   Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00              0.00
   Principal Distributions                                           0.00               0.00                 0.00              0.00
   Total Distributions                                       3,722,708.33         341,250.00           420,000.00      4,483,958.33
   Ending Certificates Balance                             835,000,000.00      75,000,000.00        90,000,000.00  1,000,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.46

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.46

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution                                                                       $0.00
           Date:

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.55

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.55

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00

  G.  Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                 $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution                                                                       $0.00
           Date:

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                   $10,041,477.63

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $420,000.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal                                                                     $0.00
           on the Collateral Invested Amount:

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                      $9,621,477.63


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


J.    Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                           $15,348,339.14

           a.  Class A Monthly Interest:                                                                       $3,722,708.33
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $2,178,633.44
           e.  Excess Spread:                                                                                  $9,446,997.37

      2.   Class B Available Funds:                                                                            $1,378,593.34

           a.  Class B Monthly Interest:                                                                         $341,250.00
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                  $1,037,343.34

      3.   Collateral Available Funds:                                                                         $1,654,312.00

           a.  Excess Spread:                                                                                  $1,654,312.00

      4.   Total Excess Spread:                                                                               $12,138,652.71

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2006-1 Allocable Principal
           Collections:                                                                                      $385,598,551.39

      3.   Principal Allocation Percentage of
           Series 2006-1 Allocable Principal
           Collections:                                                                                      $245,955,730.48

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $245,955,730.48

      6.   Shared Principal Collections from other
           Series allocated to Series 2006-1:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $2,609,141.85

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $248,564,872.33


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                        $90,000,000.00

      2.   Required Collateral Invested Amount:                                                               $90,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $248,564,872.33

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2006-1.

      1.   Excess Spread:                                                                                     $12,138,652.71
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                              $195,685.64
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $420,000.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,666,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $234,822.77
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                         $9,621,477.63


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.4833%
           b.  Prior Monthly Period:                                                                                 7.4833%
           c.  Second Prior Monthly Period:                                                                          7.4280%
      2.   Three Month Average Base Rate:                                                                            7.4648%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.5704%
           b.  Prior Monthly Period:                                                                                19.8400%
           c.  Second Prior Monthly Period:                                                                         19.3083%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.2396%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2006-2 CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST  TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------  --------------------
   Beginning Invested /Transferor Amount                   783,877,957.71     500,000,000.00       283,877,957.71
   Beginning Adjusted Invested Amount                                 N/A     500,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  14,451,263.89       9,217,802.18         5,233,461.71
   Collections of Principal Receivables                    192,799,275.69     122,977,865.24        69,821,410.45
   Defaulted Amount                                          2,045,248.79       1,304,570.93           740,677.86

   Ending Invested / Transferor Amounts                    793,824,301.74     500,000,000.00       293,824,301.74

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------                         -------            -------  -------------------             -----
   Principal Funding Account                                         0.00               0.00                 0.00              0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                 0.00              0.00
   Reserve Account Opening Balance                                   0.00               0.00                 0.00              0.00
   Reserve Account Deposit                                           0.00               0.00                 0.00              0.00
   Reserve Draw Amount                                               0.00               0.00                 0.00              0.00
   Reserve Account Surplus                                           0.00               0.00                 0.00              0.00
   Reserve Account Closing Balance                                   0.00               0.00                 0.00              0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3500%            5.5500%              5.6500%
   Monthly Interest Due                                      1,950,520.83         127,187.50           164,791.67      2,242,500.00
   Outstanding Monthly Interest Due                                  0.00               0.00                 0.00              0.00
   Additional Interest Due                                           0.00               0.00                 0.00              0.00
   Total Interest Due                                        1,950,520.83         127,187.50           164,791.67      2,242,500.00
   Investor Default Amount                                   1,141,499.56          71,751.40            91,319.97      1,304,570.93
   Investor Monthly Fees Due                                   729,166.67          45,833.33            58,333.33        833,333.33
   Investor Additional Amounts Due                                   0.00               0.00                 0.00              0.00
   Total Due                                                 3,821,187.06         244,772.23           314,444.97      4,380,404.26

   Reallocated Investor Finance Charge Collections                                                                     9,423,893.09
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         19.1197%
   Base Rate                                                                                                                7.4845%
   Excess Spread Percentage                                                                                                12.1044%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B  COLLATERAL INTEREST             TOTAL
   --------------------------------------------                   -------            -------  -------------------             -----
   Beginning Certificates Balance                          437,500,000.00      27,500,000.00        35,000,000.00    500,000,000.00
   Interest Distributions                                    1,950,520.83         127,187.50           164,791.67      2,242,500.00
   Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00              0.00
   Principal Distributions                                           0.00               0.00                 0.00              0.00
   Total Distributions                                       1,950,520.83         127,187.50           164,791.67      2,242,500.00
   Ending Certificates Balance                             437,500,000.00      27,500,000.00        35,000,000.00    500,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                            $4.46

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                         $4.46

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                            $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                 $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                                $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                                $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                            $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                                $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                       $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution
           Date:                                                                                                        $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                        $4.63

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                         $4.63

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                             $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                      $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                                $0.00


G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                                  $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                                $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                             $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                            $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                  $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                     $5,208,280.50

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                      $164,791.67

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                         $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                           $0.00

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                       $5,043,488.83

  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                    $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                             $0.00


J.    Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                             $8,245,906.45

           a.  Class A Monthly Interest:                                                                        $1,950,520.83
           b.  Class A Outstanding Monthly Interest:                                                                    $0.00
           c.  Class A Additional Interest:                                                                             $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                    $1,141,499.56
           e.  Excess Spread:                                                                                   $5,153,886.06

      2.   Class B Available Funds:                                                                               $518,314.12

           a.  Class B Monthly Interest:                                                                          $127,187.50
           b.  Class B Outstanding Monthly Interest:                                                                    $0.00
           c.  Class B Additional Interest:                                                                             $0.00
           d.  Excess Spread:                                                                                     $391,126.62

      3.   Collateral Available Funds:                                                                            $659,672.52

           a.  Excess Spread:                                                                                     $659,672.52

      4.   Total Excess Spread:                                                                                 $6,204,685.20

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                          63.7854%

      2.   Series 2006-2 Allocable Principal
           Collections:                                                                                       $192,799,275.69

      3.   Principal Allocation Percentage of
           Series 2006-2 Allocable Principal
           Collections:                                                                                       $122,977,865.24

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                        $0.00

      5.   Item 3 minus item 4:                                                                               $122,977,865.24

      6.   Shared Principal Collections from other
           Series allocated to Series 2006-2:                                                                           $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                         $1,304,570.93

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                            $124,282,436.17


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                         $35,000,000.00

      2.   Required Collateral Invested Amount:                                                                $35,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                    $0.00

      4.   Treated as Shared Principal Collections:                                                           $124,282,436.17

M.    Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                   $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                    $0.00

      3.   Principal Distribution:                                                                                      $0.00

      4.   Treated as Shared Principal Collections:                                                                     $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2006-2.

      1.   Excess Spread:                                                                                       $6,204,685.20
      2.   Excess Finance Charge Collections:                                                                           $0.00
      3.   Applied to fund Class A Required Amount:                                                                     $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                          $0.00
      5.   Applied to fund Class B overdue Interest:                                                                    $0.00
      6.   Applied to fund Class B Required Amount:                                                                $71,751.40
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      8.   Applied to Collateral Monthly Interest:                                                                $164,791.67
      9.   Applied to unpaid Monthly Servicing Fee:                                                               $833,333.33
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                        $91,319.97
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                  $0.00
      12.  Deposited to Reserve Account:                                                                                $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                          $5,043,488.83


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                                7.4845%
           b.  Prior Monthly Period:                                                                                  7.4845%
           c.  Second Prior Monthly Period:                                                                           7.2431%

      2.   Three Month Average Base Rate:                                                                             7.4040%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                               19.1197%
           b.  Prior Monthly Period:                                                                                 20.4076%
           c.  Second Prior Monthly Period:                                                                          19.8510%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                      19.7928%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                 Yes

SERIES 2006-3 CERTIFICATES

                                                                            TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS          INTEREST   TRANSFERORS INTEREST
   ----------------------------------                 ------------------    --------------   --------------------
   Beginning Invested /Transferor Amount                  940,653,549.25     600,000,000.00        340,653,549.25
   Beginning Adjusted Invested Amount                                N/A     600,000,000.00                   N/A
   Floating Allocation Percentage                                    N/A           63.7854%              36.2146%
   Principal Allocation Percentage                                   N/A           63.7854%              36.2146%
   Collections of Finance Chg. Receivables                 17,341,516.66      11,061,362.61          6,280,154.05
   Collections of Principal Receivables                   231,359,130.83     147,573,438.29         83,785,692.54
   Defaulted Amount                                         2,454,298.54       1,565,485.11            888,813.43

   Ending Invested / Transferor Amounts                   952,589,162.09     600,000,000.00        352,589,162.09

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A            CLASS B   COLLATERAL INTEREST              TOTAL
   --------------------------------------                        -------            -------   -------------------              -----
   Principal Funding Account                                        0.00               0.00                  0.00               0.00
   Investment Proceeds for Monthly Period                           0.00               0.00                  0.00               0.00
   Reserve Account Opening Balance                                  0.00               0.00                  0.00               0.00
   Reserve Account Deposit                                          0.00               0.00                  0.00               0.00
   Reserve Draw Amount                                              0.00               0.00                  0.00               0.00
   Reserve Account Surplus                                          0.00               0.00                  0.00               0.00
   Reserve Account Closing Balance                                  0.00               0.00                  0.00               0.00

   LIBOR Determination Date                            November 13, 2006  November 13, 2006     November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.3400%            5.4400%               5.6000%
   Monthly Interest Due                                     2,229,450.00         204,000.00            252,000.00       2,685,450.00
   Outstanding Monthly Interest Due                                 0.00               0.00                  0.00               0.00
   Additional Interest Due                                          0.00               0.00                  0.00               0.00
   Total Interest Due                                       2,229,450.00         204,000.00            252,000.00       2,685,450.00
   Investor Default Amount                                  1,307,180.07         117,411.38            140,893.66       1,565,485.11
   Investor Monthly Fees Due                                  835,000.00          75,000.00             90,000.00       1,000,000.00
   Investor Additional Amounts Due                                  0.00               0.00                  0.00               0.00
   Total Due                                                4,371,630.07         396,411.38            482,893.66       5,250,935.11

   Reallocated Investor Finance Charge Collections                                                                     11,023,821.69
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.5607%
   Base Rate                                                                                                                 7.4733%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A            CLASS B   COLLATERAL INTEREST              TOTAL
   --------------------------------------------                  -------            -------   -------------------              -----
   Beginning Certificates Balance                         501,000,000.00      45,000,000.00         54,000,000.00     600,000,000.00
   Interest Distributions                                   2,229,450.00         204,000.00            252,000.00       2,685,450.00
   Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00               0.00
   Principal Distributions                                          0.00               0.00                  0.00               0.00
   Total Distributions                                      2,229,450.00         204,000.00            252,000.00       2,685,450.00
   Ending Certificates Balance                            501,000,000.00      45,000,000.00         54,000,000.00     600,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                           $4.45

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                        $4.45

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                           $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                                $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                               $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                               $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                           $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                               $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                       $4.53

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                        $4.53

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                            $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                     $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                               $0.00


G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition                                                                         $0.00
           of Class B Invested Amount:

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                               $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                            $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                           $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                                 $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                    $6,024,886.58

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                     $252,000.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                        $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                          $0.00

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                      $5,772,886.58


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                   $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                            $0.00


J.    Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                            $9,204,891.11

           a.  Class A Monthly Interest:                                                                       $2,229,450.00
           b.  Class A Outstanding Monthly Interest:                                                                   $0.00
           c.  Class A Additional Interest:                                                                            $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                   $1,307,180.07
           e.  Excess Spread:                                                                                  $5,668,261.04

      2.   Class B Available Funds:                                                                              $826,786.63

           a.  Class B Monthly Interest:                                                                         $204,000.00
           b.  Class B Outstanding Monthly Interest:                                                                   $0.00
           c.  Class B Additional Interest:                                                                            $0.00
           d.  Excess Spread:                                                                                    $622,786.63

      3.   Collateral Available Funds:                                                                           $992,143.95

           a.  Excess Spread:                                                                                    $992,143.95

      4.   Total Excess Spread:                                                                                $7,283,191.62

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                         63.7854%

      2.   Series 2006-3 Allocable Principal
           Collections:                                                                                      $231,359,130.83

      3.   Principal Allocation Percentage of
           Series 2006-3 Allocable Principal
           Collections:                                                                                      $147,573,438.29

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                       $0.00

      5.   Item 3 minus item 4:                                                                              $147,573,438.29

      6.   Shared Principal Collections from other
           Series allocated to Series 2006-3:                                                                          $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                        $1,565,485.11

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                           $149,138,923.40


  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                        $54,000,000.00

      2.   Required Collateral Invested Amount:                                                               $54,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                   $0.00

      4.   Treated as Shared Principal Collections:                                                          $149,138,923.40

  M.  Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                                  $0.00

      2.   Excess of Collateral Invested Amount                                                                        $0.00
           over Required Collateral Invested Amount:

      3.   Principal Distribution:                                                                                     $0.00

      4.   Treated as Shared Principal Collections:                                                                    $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2006-3.

      1.   Excess Spread:                                                                                      $7,283,191.62
      2.   Excess Finance Charge Collections:                                                                          $0.00
      3.   Applied to fund Class A Required Amount:                                                                    $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                         $0.00
      5.   Applied to fund Class B overdue Interest:                                                                   $0.00
      6.   Applied to fund Class B Required Amount:                                                              $117,411.38
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      8.   Applied to Collateral Monthly Interest:                                                               $252,000.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                            $1,000,000.00
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                      $140,893.66
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                                 $0.00
      12.  Deposited to Reserve Account:                                                                               $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                         $5,772,886.58


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                               7.4733%
           b.  Prior Monthly Period:                                                                                 7.4733%
           c.  Second Prior Monthly Period:                                                                          7.4180%
      2.   Three Month Average Base Rate:                                                                            7.4548%

      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                              18.5607%
           b.  Prior Monthly Period:                                                                                19.8300%
           c.  Second Prior Monthly Period:                                                                         19.2983%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                     19.2297%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                                Yes

SERIES 2006-A CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                 SERIES ALLOCATIONS           INTEREST  TRANSFERORS INTEREST
   ----------------------------------                 ------------------     --------------  --------------------
   Beginning Invested /Transferor Amount                1,097,429,140.79     700,000,000.00       397,429,140.79
   Beginning Adjusted Invested Amount                                N/A     700,000,000.00                  N/A
   Floating Allocation Percentage                                    N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                   N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                 20,231,769.44      12,904,923.04         7,326,846.40
   Collections of Principal Receivables                   269,918,985.97     172,169,011.33        97,749,974.64
   Defaulted Amount                                         2,863,348.30       1,826,399.30         1,036,949.00

   Ending Invested / Transferor Amounts                 1,111,354,022.43     700,000,000.00       411,354,022.43

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                        CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------                        -------            -------  -------------------              -----
   Principal Funding Account                                        0.00               0.00                 0.00               0.00
   Investment Proceeds for Monthly Period                           0.00               0.00                 0.00               0.00
   Reserve Account Opening Balance                                  0.00               0.00                 0.00               0.00
   Reserve Account Deposit                                          0.00               0.00                 0.00               0.00
   Reserve Draw Amount                                              0.00               0.00                 0.00               0.00
   Reserve Account Surplus                                          0.00               0.00                 0.00               0.00
   Reserve Account Closing Balance                                  0.00               0.00                 0.00               0.00

   LIBOR Determination Date                            November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                  5.3100%            5.4300%              5.5500%
   Monthly Interest Due                                     2,586,412.50         237,562.50           291,375.00       3,115,350.00
   Outstanding Monthly Interest Due                                 0.00               0.00                 0.00               0.00
   Additional Interest Due                                          0.00               0.00                 0.00               0.00
   Total Interest Due                                       2,586,412.50         237,562.50           291,375.00       3,115,350.00
   Investor Default Amount                                  1,525,043.42         136,979.95           164,375.94       1,826,399.30
   Investor Monthly Fees Due                                  974,166.67          87,500.00           105,000.00       1,166,666.67
   Investor Additional Amounts Due                                  0.00               0.00                 0.00               0.00
   Total Due                                                5,085,622.59         462,042.45           560,750.94       6,108,415.98

   Reallocated Investor Finance Charge Collections                                                                    12,843,450.31
   Interest and Principal Funding Investment Proceeds                                                                          0.00
   Interest on Reserve Account                                                                                                 0.00
   Series Adjusted Portfolio Yield                                                                                         18.5310%
   Base Rate                                                                                                                7.4426%
   Excess Spread Percentage                                                                                                11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                  CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------------                  -------            -------  -------------------              -----
   Beginning Certificates Balance                         584,500,000.00      52,500,000.00        63,000,000.00     700,000,000.00
   Interest Distributions                                   2,586,412.50         237,562.50           291,375.00       3,115,350.00
   Principal Deposits - Prin. Funding Account                       0.00               0.00                 0.00               0.00
   Principal Distributions                                          0.00               0.00                 0.00               0.00
   Total Distributions                                      2,586,412.50         237,562.50           291,375.00       3,115,350.00
   Ending Certificates Balance                            584,500,000.00      52,500,000.00        63,000,000.00     700,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                        $4.43

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                     $4.43

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                        $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                             $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                            $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                            $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                        $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                            $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                   $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                              $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                    $4.53

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                     $4.53

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                         $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                  $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                            $0.00


G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                              $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                            $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                         $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                        $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                              $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                 $7,026,409.33

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                  $291,375.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                     $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                       $0.00

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                   $6,735,034.33


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                                $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                         $0.00



  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                        $10,724,281.01

           a.  Class A Monthly Interest:                                                                    $2,586,412.50
           b.  Class A Outstanding Monthly Interest:                                                                $0.00
           c.  Class A Additional Interest:                                                                         $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                                $1,525,043.42
           e.  Excess Spread:                                                                               $6,612,825.09

      2.   Class B Available Funds:                                                                           $963,258.77

           a.  Class B Monthly Interest:                                                                      $237,562.50
           b.  Class B Outstanding Monthly Interest:                                                                $0.00
           c.  Class B Additional Interest:                                                                         $0.00
           d.  Excess Spread:                                                                                 $725,696.27

      3.   Collateral Available Funds:                                                                      $1,155,910.53

           a.  Excess Spread:                                                                               $1,155,910.53

      4.   Total Excess Spread:                                                                             $8,494,431.89

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                      63.7854%

      2.   Series 2006-A Allocable Principal
           Collections:                                                                                   $269,918,985.97

      3.   Principal Allocation Percentage of
           Series 2006-A Allocable Principal
           Collections:                                                                                   $172,169,011.33

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                    $0.00

      5.   Item 3 minus item 4:                                                                           $172,169,011.33

      6.   Shared Principal Collections from other
           Series allocated to Series 2006-A:                                                                       $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                     $1,826,399.31

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                        $173,995,410.64

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                     $63,000,000.00

      2.   Required Collateral Invested Amount:                                                            $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                $0.00

      4.   Treated as Shared Principal Collections:                                                       $173,995,410.64

M.    Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                               $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                                $0.00

      3.   Principal Distribution:                                                                                  $0.00

      4.   Treated as Shared Principal Collections:                                                                 $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2006-A.

      1.   Excess Spread:                                                                                   $8,494,431.89
      2.   Excess Finance Charge Collections:                                                                       $0.00
      3.   Applied to fund Class A Required Amount:                                                                 $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                      $0.00
      5.   Applied to fund Class B overdue Interest:                                                                $0.00
      6.   Applied to fund Class B Required Amount:                                                           $136,979.95
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                              $0.00
      8.   Applied to Collateral Monthly Interest:                                                            $291,375.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                         $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                   $164,375.94
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                              $0.00
      12.  Deposited to Reserve Account:                                                                            $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                      $6,735,034.33


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                            7.4426%
           b.  Prior Monthly Period:                                                                              7.4426%
           c.  Second Prior Monthly Period:                                                                       7.3873%
      2.   Three Month Average Base Rate:                                                                         7.4241%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                           18.5310%
           b.  Prior Monthly Period:                                                                             19.7993%
           c.  Second Prior Monthly Period:                                                                      19.2676%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                  19.1993%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                             Yes

SERIES 2006-B CERTIFICATES

                                                                             TOTAL INVESTOR
   A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS          INTEREST  TRANSFERORS INTEREST
   ----------------------------------                  ------------------    --------------  --------------------
   Beginning Invested /Transferor Amount                 1,097,429,140.79     700,000,000.00       397,429,140.79
   Beginning Adjusted Invested Amount                                 N/A     700,000,000.00                  N/A
   Floating Allocation Percentage                                     N/A           63.7854%             36.2146%
   Principal Allocation Percentage                                    N/A           63.7854%             36.2146%
   Collections of Finance Chg. Receivables                  20,231,769.44      12,904,923.04         7,326,846.40
   Collections of Principal Receivables                    269,918,985.97     172,169,011.33        97,749,974.64
   Defaulted Amount                                          2,863,348.30       1,826,399.30         1,036,949.00

   Ending Invested / Transferor Amounts                  1,111,354,022.43     700,000,000.00       411,354,022.43

   B. MONTHLY PERIOD FUNDING REQUIREMENTS                         CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------                         -------            -------  -------------------              -----
   Principal Funding Account                                         0.00               0.00                 0.00               0.00
   Investment Proceeds for Monthly Period                            0.00               0.00                 0.00               0.00
   Reserve Account Opening Balance                                   0.00               0.00                 0.00               0.00
   Reserve Account Deposit                                           0.00               0.00                 0.00               0.00
   Reserve Draw Amount                                               0.00               0.00                 0.00               0.00
   Reserve Account Surplus                                           0.00               0.00                 0.00               0.00
   Reserve Account Closing Balance                                   0.00               0.00                 0.00               0.00

   LIBOR Determination Date                             November 13, 2006  November 13, 2006    November 13, 2006
   Coupon November 15, 2006 - December 14, 2006                   5.3600%            5.4700%              5.6100%
   Monthly Interest Due                                      2,610,766.67         239,312.50           294,525.00       3,144,604.17
   Outstanding Monthly Interest Due                                  0.00               0.00                 0.00               0.00
   Additional Interest Due                                           0.00               0.00                 0.00               0.00
   Total Interest Due                                        2,610,766.67         239,312.50           294,525.00       3,144,604.17
   Investor Default Amount                                   1,525,043.42         136,979.95           164,375.94       1,826,399.30
   Investor Monthly Fees Due                                   974,166.67          87,500.00           105,000.00       1,166,666.67
   Investor Additional Amounts Due                                   0.00               0.00                 0.00               0.00
   Total Due                                                 5,109,976.76         463,792.45           563,900.94       6,137,670.15

   Reallocated Investor Finance Charge Collections                                                                     12,872,704.48
   Interest and Principal Funding Investment Proceeds                                                                           0.00
   Interest on Reserve Account                                                                                                  0.00
   Series Adjusted Portfolio Yield                                                                                          18.5802%
   Base Rate                                                                                                                 7.4934%
   Excess Spread Percentage                                                                                                 11.5458%

   C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                   CLASS A            CLASS B  COLLATERAL INTEREST              TOTAL
   --------------------------------------------                   -------            -------  -------------------              -----
   Beginning Certificates Balance                          584,500,000.00      52,500,000.00        63,000,000.00     700,000,000.00
   Interest Distributions                                    2,610,766.67         239,312.50           294,525.00       3,144,604.17
   Principal Deposits - Prin. Funding Account                        0.00               0.00                 0.00               0.00
   Principal Distributions                                           0.00               0.00                 0.00               0.00
   Total Distributions                                       2,610,766.67         239,312.50           294,525.00       3,144,604.17
   Ending Certificates Balance                             584,500,000.00      52,500,000.00        63,000,000.00     700,000,000.00

  D.  Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

      1.   Total amount of the distribution:                                                                      $4.47

      2.   Amount of the distribution in
           respect of Class A Monthly Interest:                                                                   $4.47

      3.   Amount of the distribution in respect of Class A Outstanding
           Monthly Interest:                                                                                      $0.00

      4.   Amount of the distribution in respect of
           Class A Additional Interest:                                                                           $0.00

      5.   Amount of the distribution in
           respect of Class A Principal:                                                                          $0.00


  E.  Class A Investor Charge-Offs and Reimbursement of Class A Investor
      Charge-Offs on such Distribution Date.

      1.   Total amount of Class A Investor Charge-Offs:                                                          $0.00

      2.   Amount of Class A Investor Charge-
           Offs per $1,000 original certificate
           principal amount:                                                                                      $0.00

      3.   Total amount reimbursed in respect of
           Class A Investor Charge-Offs:                                                                          $0.00

      4.   Amount reimbursed in respect of Class
           A Investor Charge-Offs per $1,000
           original certificate principal amount:                                                                 $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class A Certificates exceeds the Class
           A Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                            $0.00

  F.  Information regarding distributions in respect of the Class B
      Certificates, per $1,000 original certificate principal amount.

      1.   The total amount of the distribution:                                                                  $4.56

      2.   Amount of the distribution in
           respect of Class B Monthly Interest:                                                                   $4.56

      3.   Amount of the distribution in
           respect of Class B Outstanding Monthly Interest:                                                       $0.00

      4.   Amount of the distribution in
           respect of Class B Additional Interest:                                                                $0.00

      5.   Amount of the distribution in
           respect of Class B Principal:                                                                          $0.00

G.    Amount of reductions in Class B Invested Amount pursuant to clauses (c),
      (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

      1.   The amount of reductions in Class B
           Invested Amount pursuant to clauses
           (c), (d), and (e) of the definition
           of Class B Invested Amount:                                                                            $0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                                                                          $0.00

      3.   The total amount reimbursed in respect
           of such reductions in the Class B
           Invested Amount:                                                                                       $0.00

      4.   The amount set forth in paragraph 3
           above, per $1,000 original certificate
           principal amount:                                                                                      $0.00

      5.   The amount, if any, by which the
           outstanding principal balance of the
           Class B Certificates exceeds the Class B
           Invested Amount after giving effect to
           all transactions on such Distribution Date:                                                             $0.00

  H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

      1.   Total amount distributed to the Collateral
           Interest Holder:                                                                                $7,029,559.33

      2.   Amount distributed in respect of Collateral
           Monthly Interest:                                                                                 $294,525.00

      3.   Amount distributed in respect of Collateral
           Additional Interest:                                                                                    $0.00

      4.   The amount distributed to the Collateral
           Interest Holder in respect of principal
           on the Collateral Invested Amount:                                                                      $0.00

      5.   Amount distributed to the Collateral
           Interest Holder in respect of remaining
           excess spread:                                                                                  $6,735,034.33


  I.  Amount of reductions in Collateral Invested Amount pursuant to clauses
      (c), (d), and (e) of the definition of Collateral Invested Amount.

      1.   The amount of reductions in the
           Collateral Invested Amount pursuant
           to clauses (c), (d), and (e) of the
           definition of Collateral Invested Amount:                                                               $0.00

      2.   The total amount reimbursed in respect
           of such reductions in the Collateral
           Invested Amount:                                                                                        $0.00



  J.  Application of Reallocated Investor Finance Charge Collections.

      1.   Class A Available Funds:                                                                       $10,748,708.24

           a.  Class A Monthly Interest:                                                                   $2,610,766.67
           b.  Class A Outstanding Monthly Interest:                                                               $0.00
           c.  Class A Additional Interest:                                                                        $0.00
           d.  Class A Investor Default Amount
               (Treated as Available Principal Collections):                                               $1,525,043.42
           e.  Excess Spread:                                                                              $6,612,898.15

      2.   Class B Available Funds:                                                                          $965,452.84

           a.  Class B Monthly Interest:                                                                     $239,312.50
           b.  Class B Outstanding Monthly Interest:                                                               $0.00
           c.  Class B Additional Interest:                                                                        $0.00
           d.  Excess Spread:                                                                                $726,140.34

      3.   Collateral Available Funds:                                                                     $1,158,543.40

           a.  Excess Spread:                                                                              $1,158,543.40

      4.   Total Excess Spread:                                                                            $8,497,581.89

  K.  Reallocated Principal Collections.

      1.   Principal Allocation Percentage:                                                                     63.7854%

      2.   Series 2006-B Allocable Principal
           Collections:                                                                                  $269,918,985.97

      3.   Principal Allocation Percentage of
           Series 2006-B Allocable Principal
           Collections:                                                                                  $172,169,011.33

      4.   Reallocated Principal Collections
           Required to fund the Required Amount:                                                                   $0.00

      5.   Item 3 minus item 4:                                                                          $172,169,011.33

      6.   Shared Principal Collections from other
           Series allocated to Series 2006-B:                                                                      $0.00

      7.   Other amounts Treated as Available Principal
           Collections:                                                                                    $1,826,399.31

      8.   Available Principal Collections
           (total of 5., 6. & 7.):                                                                       $173,995,410.64


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

  L.  Application of Available Principal Collections during Revolving Period.

      1.   Collateral Invested Amount:                                                                    $63,000,000.00

      2.   Required Collateral Invested Amount:                                                           $63,000,000.00

      3.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                               $0.00

      4.   Treated as Shared Principal Collections:                                                      $173,995,410.64


M.    Application of Principal Collections During Accumulation or Amortization
      Period.

      1.   Principal Funding Account:                                                                              $0.00

      2.   Excess of Collateral Invested Amount
           over Required Collateral Invested Amount:                                                               $0.00

      3.   Principal Distribution:                                                                                 $0.00

      4.   Treated as Shared Principal Collections:                                                                $0.00


  N.  Application of Excess Spread and Excess Finance Charge Collections
      Allocated to Series 2006-B.

      1.   Excess Spread:                                                                                  $8,497,581.89
      2.   Excess Finance Charge Collections:                                                                      $0.00
      3.   Applied to fund Class A Required Amount:                                                                $0.00
      4.   Class A Investor Charge-Offs treated
           as Available Principal Collections:                                                                     $0.00
      5.   Applied to fund Class B overdue Interest:                                                               $0.00
      6.   Applied to fund Class B Required Amount:                                                          $136,979.95
      7.   Reduction of Class B Invested Amount
           treated as Available Principal Collections:                                                             $0.00
      8.   Applied to Collateral Monthly Interest:                                                           $294,525.00
      9.   Applied to unpaid Monthly Servicing Fee:                                                        $1,166,666.67
      10.  Collateral Default Amount treated as
           Available Principal Collections:                                                                  $164,375.94
      11.  Reduction of Collateral Invested Amount
           treated as Available Principal Collections:                                                             $0.00
      12.  Deposited to Reserve Account:                                                                           $0.00
      13.  Remaining Excess Spread distributed to
           Collateral Interest Holder:                                                                     $6,735,034.33


  O.  Yield and Base Rate.

      1.   Base Rate:
           a.  Current Monthly Period:                                                                           7.4934%
           b.  Prior Monthly Period:                                                                             7.4934%
           c.  Second Prior Monthly Period:                                                                      7.4381%
      2.   Three Month Average Base Rate:                                                                        7.4750%


      3.   Series Adjusted Portfolio Yield:
           a.  Current Monthly Period:                                                                          18.5802%
           b.  Prior Monthly Period:                                                                            19.8501%
           c.  Second Prior Monthly Period:                                                                     19.3184%
      4.   Three Month Average Series Adjusted Portfolio Yield:                                                 19.2496%

      5.   Is the 3 month average series adjusted portfolio yield more than
           the 3 month average base rate:                                                                            Yes

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